SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-78458)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Post-Effective Amendment No. 37  [X]
and
REGISTRATION STATEMENT (No. 811-3518)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 37 [X]
Newbury Street Trust
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-563-7000
Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (X) on December 30, 1998 pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (  ) on (             ) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

LIKE SECURITIES OF ALL MUTUAL
FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND EXCHANGE
COMMISSION, AND THE
SECURITIES AND EXCHANGE
COMMISSION HAS NOT
DETERMINED IF THIS PROSPECTUS
IS ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.
FIDELITY
CASH MANAGEMENT
FUNDS
PRIME FUND - DAILY MONEY CLASS
(fund number 083)
TREASURY FUND - DAILY MONEY CLASS
(fund number 058)
TAX-EXEMPT FUND - DAILY MONEY CLASS
(fund number 084)
PROSPECTUS
DECEMBER 30, 1998(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109

CONTENTS


FUND SUMMARY             2          INVESTMENT SUMMARY

                         3          PERFORMANCE

                         5          FEE TABLE

FUND BASICS              6          INVESTMENT DETAILS

                         7          VALUING SHARES

SHAREHOLDER INFORMATION  7          BUYING AND SELLING SHARES

                            15      EXCHANGING SHARES

                         15         ACCOUNT FEATURES AND POLICIES

                         17         DIVIDENDS AND CAPITAL GAINS
                                    DISTRIBUTIONS

                         18         TAX CONSEQUENCES

FUND SERVICES            18         FUND MANAGEMENT

                         18         FUND DISTRIBUTION

APPENDIX                 19         FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY
INVESTMENT OBJECTIVE
PRIME FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES
Fidelity Management and Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing in U.S. dollar-denominated money market
securities o   f domestic and foreign issuers     rated in the highest
category by at least two nationally   -    recognized rating services,
U.S. Government securities and repurchase agreements and entering into reverse repurchase agreements.
(small solid bullet) Investing more than 25% of total assets in the financial services industry.
(small solid bullet)    Generally     maintaining a dollar-weighted
average maturity    at     60 days or less.
(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
PRINCIPAL INVESTMENT RISKS
The fund is subject to the following principal investment risks:
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.
(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.
(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation or economic downturns can have a significant negative affect on issuers in the financial services sector.
(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
INVESTMENT OBJECTIVE
TREASURY FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES
FMR's principal investment strategies include:
(small solid bullet) Investing in U.S. Treasury securities and repurchase agreements for those securities.
(small solid bullet)    Generally     maintaining a dollar-weighted
average maturity    at     60 days or less.
(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
PRINCIPAL INVESTMENT RISKS
The fund is subject to the following principal investment risks:
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.
(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
INVESTMENT OBJECTIVE
TAX-EXEMPT FUND seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal.
PRINCIPAL INVESTMENT STRATEGIES
FMR's principal investment strategies include:
(small solid bullet) Investing    normally     in municipal money
market securities.
(small solid bullet) Investing so that at least 80% of the fund's income distributions is exempt from federal income tax.
(small solid bullet) Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.
(small solid bullet) Potentially investing more than 25% of total
assets in    municipal     securities that finance similar    types of
    projects.
(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
PRINCIPAL INVESTMENT RISKS
The fund is subject to the following principal investment risks:
(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.
(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.
(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
PERFORMANCE
The following information illustrates the changes in the funds' performance from year to year. Returns are based on past results and are not an indication of future performance.

   YEAR-BY-YEAR RETURNS

PRIME
FUND -
DAILY
MONEY
CLASS

CALENDAR YEARS  1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

                7.28%  9.06%  7.99%  5.76%  3.32%  2.70%  3.79%  5.49%  4.95%  5.11%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 7.28
ROW: 2, COL: 1, VALUE: 9.060000000000001
ROW: 3, COL: 1, VALUE: 7.99
ROW: 4, COL: 1, VALUE: 5.76
ROW: 5, COL: 1, VALUE: 3.32
ROW: 6, COL: 1, VALUE: 2.7
ROW: 7, COL: 1, VALUE: 3.79
ROW: 8, COL: 1, VALUE: 5.49
ROW: 9, COL: 1, VALUE: 4.95
ROW: 10, COL: 1, VALUE: 5.11
DURING THE PERIODS SHOWN IN THE CHART FOR DAILY MONEY CLASS OF PRIME
FUND, THE HIGHEST RETURN FOR A QUARTER WAS    2.32    % (QUARTER
ENDING    JUNE 30,     1989), AND THE LOWEST RETURN FOR A QUARTER WAS
   0.66    % (QUARTER ENDING    SEPTEMBER 30,     19   93    ).
THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1998 FOR DAILY MONEY CLASS
OF PRIME FUND WAS    3.83    %.

TREASURY
FUND -
DAILY
MONEY
CLASS

CALENDAR YEARS  1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

                7.08%  8.96%  7.84%  5.57%  3.37%  2.66%  3.63%  5.42%  4.85%  5.01%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 7.08
ROW: 2, COL: 1, VALUE: 8.960000000000001
ROW: 3, COL: 1, VALUE: 7.84
ROW: 4, COL: 1, VALUE: 5.57
ROW: 5, COL: 1, VALUE: 3.37
ROW: 6, COL: 1, VALUE: 2.66
ROW: 7, COL: 1, VALUE: 3.63
ROW: 8, COL: 1, VALUE: 5.42
ROW: 9, COL: 1, VALUE: 4.85
ROW: 10, COL: 1, VALUE: 5.01
DURING THE PERIODS SHOWN IN THE CHART FOR DAILY MONEY CLASS OF
TREASURY FUND, THE HIGHEST RETURN FOR A QUARTER WAS    2.28    %
(QUARTER ENDING    JUNE 30,     198   9    ), AND THE LOWEST RETURN
FOR A QUARTER WAS    0.65    % (QUARTER ENDING    DECEMBER 31,
19   93    ).
THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1998 FOR DAILY MONEY CLASS
OF TREASURY FUND WAS    3.76    %.

TAX-EXE
MPT FUND
- DAILY
MONEY
CLASS

CALENDAR YEARS  1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

                4.66%  5.76%  5.38%  4.20%  2.66%  2.05%  2.41%  3.38%  2.97%  3.15%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 4.66
ROW: 2, COL: 1, VALUE: 5.76
ROW: 3, COL: 1, VALUE: 5.38
ROW: 4, COL: 1, VALUE: 4.2
ROW: 5, COL: 1, VALUE: 2.66
ROW: 6, COL: 1, VALUE: 2.05
ROW: 7, COL: 1, VALUE: 2.41
ROW: 8, COL: 1, VALUE: 3.38
ROW: 9, COL: 1, VALUE: 2.97
ROW: 10, COL: 1, VALUE: 3.15
DURING THE PERIODS SHOWN IN THE CHART FOR DAILY MONEY CLASS OF
TAX-EXEMPT FUND, THE HIGHEST RETURN FOR A QUARTER WAS    1.51    %
(QUARTER ENDING    JUNE 30,     19   89    ), AND THE LOWEST RETURN
FOR A QUARTER WAS    0.46    % (QUARTER ENDING    MARCH 31,
19   94    ).
THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1998        FOR DAILY
MONEY CLASS OF TAX-EXEMPT FUND WAS    2.24    %.
   AVERAGE ANNUAL RETURNS

FOR THE PERIODS ENDED     PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
DECEMBER 31, 1997

PRIME FUND - DAILY            5.11    %      4.40    %      5.53    %
MONEY CLASS

TREASURY FUND - DAILY         5.01    %      4.31    %      5.42    %
MONEY CLASS

TAX-EXEMPT FUND - DAILY       3.15    %      2.79    %      3.65    %
MONEY CLASS

If FMR had not reimbursed certain class expenses during these periods, Daily Money Class's total returns would have been lower.
FEE TABLE
The following table describes the fees and expenses that are incurred when you buy, hold or sell Daily Money Class shares of a fund. The
annual class operating expenses provided below    for Daily Money
Class     are higher than the expenses actually paid by    the class
    as the result of expense reimbursements during the period.

   SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)
SALES CHARGE (LOAD) ON    NONE
PURCHASES AND
REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE     NONE
(LOAD) ON REDEMPTIONS

   ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

PRIME FUND     MANAGEMENT FEE             0.25%

               DISTRIBUTION AND SERVICE   0.25%
               (12B-1) FEE

               OTHER EXPENSES             0.26%

               TOTAL ANNUAL CLASS         0.76%
               OPERATING EXPENSESA

TREASURY FUND  MANAGEMENT FEE             0.25%

               DISTRIBUTION AND SERVICE   0.25%
               (12B-1) FEE

               OTHER EXPENSES             0.26%

               TOTAL ANNUAL CLASS         0.76%
               OPERATING EXPENSESA

TAX-EXEMPT     MANAGEMENT FEE             0.25%
FUND

               DISTRIBUTION AND SERVICE   0.25%
               (12B-1) FEE

               OTHER EXPENSES             0.29%

               TOTAL ANNUAL CLASS         0.79%
               OPERATING EXPENSESA

   A     FMR HAS VOLUNTARILY AGREED TO REIMBURSE DAILY MONEY CLASS OF
EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (   EXCLUDING
INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY
EXPENSES    ), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS,
EXCEED 0.65%. THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.
   E    ach fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.
Let's say, hypothetically, that Daily Money Class's annual return is 5% and that your shareholder fees and Daily Money Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

PRIME FUND     1 YEAR    $ 78

               3 YEARS   $ 243

               5 YEARS   $ 422

               10 YEARS  $ 942

TREASURY FUND  1 YEAR    $    7    8

               3 YEARS   $ 2   43

               5 YEARS   $ 4   22

               10 YEARS  $ 9   42

TAX-EXEMPT     1 YEAR    $ 81
FUND

               3 YEARS   $ 252

               5 YEARS   $ 439

               10 YEARS  $ 978

FUND BASICS


INVESTMENT DETAILS
INVESTMENT OBJECTIVE
PRIME FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES
FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.
FMR will invest more than 25% of the fund's total assets in the financial services industry.
   FMR generally     intends to maintain    the fund's
    dollar-weighted average maturity    at     60 days or less.
In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income. INVESTMENT OBJECTIVE
TREASURY FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES
FMR invests the fund's assets in U.S. Treasury securities and repurchase agreements for those securities. FMR does not enter into reverse repurchase agreements for the fund.
   FMR generally     intends to maintain    the fund's
dollar-weighted average maturity    at     60 days or less.
In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income. INVESTMENT OBJECTIVE
TAX-EXEMPT FUND seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal.
PRINCIPAL INVESTMENT STRATEGIES
   FMR normally invests the fund's assets in municipal money market securities.
   FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.
FMR may invest more than 25% of the fund's total assets in securities that finance similar projects, such as those relating to education, health care, transportation and utilities.
In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income. DESCRIPTION OF PRINCIPAL SECURITY TYPES
MONEY MARKET SECURITIES are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank
certificates of deposit,    bank     acceptances   , bank     time
deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper and municipal notes.
U.S. GOVERNMENT SECURITIES are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.
MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.
   A REPURCHASE AGREEMENT is an     agreement to buy a security at one
price and    a     simultaneous agreement to sell it back at a   n
agreed-upon     price.
PRINCIPAL INVESTMENT RISKS
Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could
cause the fund's share price to decrease.    While the funds will be
charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, a fund may incur losses regardless of the insurance.
    It is important to note that neither the funds nor their yields are guaranteed by the U.S. Government.
The following factors may significantly affect a fund's performance:
       MUNICIPAL MARKET VOLATILITY. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.
INTEREST RATE CHANGES. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services industry can be more sensitive to interest rate changes. Short-term securities tend to
react to changes in short-term    interest     rates.
FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic or governmental developments could affect the value of the security.
FINANCIAL SERVICES EXPOSURE.    Financial services companies are
highly dependent on the supply of short-term financing. The value of
securities     of issuers in the financial services sector can be
sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from
the assets.    If the Internal Revenue Service determines an issuer of
a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the
    structure    of a security     fails to function as intended,
   interest from the     security could become taxable or    the
security could     decline in value.
In response to market, economic, political or other conditions, FMR
may temporarily use a different investment strategy    for Tax-Exempt
Fund     for defensive purposes. If FMR does so, different factors
could affect    Tax-Exempt Fund's     performance, and    the f    und
may distribute income subject to federal income tax.
FUNDAMENTAL INVESTMENT POLICIES
The policies below are fundamental, that is, subject to change only by shareholder approval.
PRIME FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
TREASURY FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
TAX-EXEMPT FUND seeks to provide individual and institutional investors with as high a level of current income, exempt from federal income taxes, as is consistent with a portfolio of high quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund normally invests so that at least 80% of its income distributions is free from federal income tax. VALUING SHARES
The funds are open for business each day the New York Stock Exchange
(NYSE) is open.
   A class's net asset value per share (NAV) is the value of a single share. Fidelity(registered trademark) normally calculates Daily Money Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Daily Money Class's NAV.
To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.
Each fund's assets are valued on the basis of amortized cost. SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES
GENERAL INFORMATION
For account, product and service information, please call 1-800-843-3001 (8:30 a.m.-7:00 p.m. Eastern time, Monday through
Friday).
Please use the following addresses:
BUYING OR SELLING SHARES
Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048
You may buy or sell Daily Money Class shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling and exchanging Daily Money Class shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Daily Money Class shares of a fund, including a transaction fee if you buy or sell Daily Money Class shares of a fund through a broker or other investment professional.
Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).
The different ways to set up (register) your account with Fidelity are listed in the following table.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
RETIREMENT
FOR TAX-ADVANTAGED RETIREMENT SAVINGS
(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) (solid bullet) ROTH IRAS
(solid bullet) ROTH CONVERSION IRAS
(solid bullet) ROLLOVER IRAS
(solid bullet) 401(K) PLANS, AND CERTAIN OTHER 401(A)-QUALIFIED PLANS (solid bullet) SIMPLE IRAS
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)
(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
TRUST
FOR MONEY BEING INVESTED BY A TRUST
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS
BUYING SHARES
The price to buy one share of Daily Money Class is the class's NAV. Your shares will be bought at the next NAV calculated after your order is received in proper form.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.
Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
When you place an order to buy shares, note the following:
(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large purchases.
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
(small solid bullet) If when you place your wire purchase order you indicate that Fidelity will receive your wire that day, your wire must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on the day of purchase.
Daily Money Class shares can be    bought     or sold through
investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

MINIMUMS
TO OPEN AN ACCOUNT                        $1,000
For certain Fidelity retirement accountsA $500
TO ADD TO AN ACCOUNT                      $250
For certain Fidelity retirement accountsA $100
Through regular investment plans          $100
MINIMUM BALANCE                           $500

A FIDELITY TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.
There is no minimum account balance or initial or subsequent purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, each fund may waive or lower purchase minimums in other circumstances.

KEY INFORMATION

PHONE            TO OPEN AN ACCOUNT
1-800-843-3001   (bullet)
                 Exchange from Daily
                 Money Class of another
                 fund offered through this
                 prospectus, from Class A
                 or Class T of a Fidelity
                 Advisor fund, or from
                 another Fidelity fund.
                 Call your investment
                 professional or, if you
                 trade directly through
                 Fidelity, call
                 1-800-843-3001.
                 TO ADD TO AN
                 ACCOUNT
                 (bullet)
                 Exchange from Daily
                 Money Class of another
                 fund offered through this
                 prospectus, from Class A
                 or Class T of a Fidelity
                 Advisor fund, or from
                 another Fidelity fund.
                 Call your investment
                 professional or, if you
                 trade directly through
                 Fidelity, call
                 1-800-843-3001.

MAIL             TO OPEN AN
FIDELITY         ACCOUNT
INVESTMENTS      (bullet)
P.O. BOX 770002  Complete and sign the
CINCINNATI, OH   application. Make your
45277-0081       check payable to the
                 complete name of the
                 fund and note the
                 applicable class. Mail to
                 your investment
                 professional or, if you
                 trade directly through
                 Fidelity, to the address
                 at left.
                 TO ADD TO AN
                 ACCOUNT
                 (bullet)
                 Make your check
                 payable to the complete
                 name of the fund and
                 note the applicable
                 class. Include your fund
                 account number on your
                 check and mail to your
                 investment professional
                 or, if you trade directly
                 through Fidelity, to the
                 address at left.
                 (bullet)
                 Exchange from Daily
                 Money Class of another
                 fund offered through this
                 prospectus, from Class A
                 or Class T of a Fidelity
                 Advisor fund, or from
                 another Fidelity fund.
                 Send a letter of
                 instruction to your
                 investment professional
                 or, if you trade directly
                 through Fidelity, to the
                 address at left, including
                 your name, the funds'
                 names, the applicable
                 class names, the fund
                 account numbers, and
                 the dollar amount or
                 number of shares to be
                 exchanged.

IN PERSON        TO OPEN AN
                 ACCOUNT
                 (bullet)
                 Bring your application
                 and check to your
                 investment professional.
                 TO ADD TO AN
                 ACCOUNT
                 (bullet)
                 Bring your check to your
                 investment professional.

WIRE             TO OPEN AN
                 ACCOUNT
                 (bullet)
                 Call your investment
                 professional or, if you
                 trade directly through
                 Fidelity, call
                 1-800-843-3001 to set
                 up your account and to
                 arrange a wire
                 transaction.
                 (bullet)
                 Wire to: The Bank of
                 New York, Bank Routing
                 # 021000018, Account
                 # 8900118245.
                 (bullet)
                 Specify the complete
                 name of the fund, note
                 the applicable class, and
                 include your new fund
                 account number and
                 your name.
                 TO ADD TO AN
                 ACCOUNT
                 (bullet)
                 Call your investment
                 professional or, if you
                 trade directly through
                 Fidelity, call
                 1-800-843-3001 to
                 arrange a wire
                 transaction.
                 (bullet)
                 Wire to: The Bank of
                 New York, Bank Routing
                 # 021000018, Account
                 # 8900118245.
                 (bullet)
                 Specify the complete
                 name of the fund, note
                 the applicable class, and
                 include your fund
                 account number and
                 your name.

AUTOMATICAL      TO OPEN AN ACCOUNT
LY               (bullet)
                 Not available.
                 TO ADD TO AN
                 ACCOUNT
                 (bullet)
                 Use Fidelity Advisor
                 Systematic Exchange
                 Program to exchange
                 from Daily Money Class
                 of another fund offered
                 through this prospectus
                 or Class A or Class T of a
                 Fidelity Advisor fund.

SELLING SHARES
The price to sell one share of Daily Money Class is the class's NAV. Your shares will be sold at the next NAV calculated after your order is received in proper form.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to sell more than $100,000 worth of
shares   ;
(small solid bullet) Your account registration has changed within the
last 30 days   ;
(small solid bullet) The check is being mailed to a different address
than the one on your account (record address)   ;
(small solid bullet) The check is being made payable to someone other
than the account owner   ;     or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. When you place an order to sell shares, note the following:
(small solid bullet) If you are selling some but not all of your shares, leave at least $500 worth of shares in the account to keep it open, except accounts not subject to account minimums.
(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.
(small solid bullet) Normally, Fidelity will process wire redemptions on the same business day, provided your redemption wire request is
received in proper form by Fidelity before the NAV is calculated    on
    that day. All other redemptions will normally be processed by the next business day. However, Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.
(small solid bullet) Redemption proceeds (other than exchanges) may be
delayed until    money from prior purchases sufficient to cover your
redemption has been received and collected. This can take up to seven business days after a purchase.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.
(small solid bullet) If you sell shares of Prime Fund, Treasury Fund or Tax-Exempt Fund by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.
(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY INFORMATION

PHONE            (bullet)
1-800-843-3001   Call your investment
                 professional or, if you
                 trade directly through
                 Fidelity, call
                 1-800-843-3001 to
                 initiate a wire transaction
                 or to request a check for
                 your redemption.
                 (bullet)
                 Exchange to Daily Money
                 Class of another fund
                 offered through this
                 prospectus, to Class A or
                 Class T of a Fidelity
                 Advisor fund, or to other
                 Fidelity funds. Call your
                 investment professional
                 or, if you trade directly
                 through Fidelity, call
                 1-800-843-3001.

MAIL             INDIVIDUAL, JOINT
FIDELITY         TENANTS,
INVESTMENTS      SOLE PROPRIETORSHIP,
P.O. BOX 770002  UGMA/UTMA
CINCINNATI, OH   (bullet)
45277-0081       Send a letter of
                 instruction to your
                 investment professional
                 or, if you trade directly
                 through Fidelity, to the
                 address at left, including
                 your name, the fund's
                 name, the class name,
                 your fund account
                 number, and the dollar
                 amount or number of
                 shares    to be     sold. The
                 letter of instruction must
                 be signed by all persons
                 required to sign for
                 transactions, exactly as
                 their names appear on
                 the account.
                 RETIREMENT ACCOUNT
                 (bullet)
                 The account owner
                 should complete a
                 retirement distribution
                 form. Call your
                 investment professional
                 or, if you trade directly
                 through Fidelity, call
                 1-800-843-3001 to
                 request one.
                 TRUSTS
                 (bullet)
                 Send a letter of
                 instruction to your
                 investment professional
                 or, if you trade directly
                 through Fidelity, to the
                 address at left, including
                 the trust's name, the
                 fund's name, the class
                 name, the trust's fund
                 account number, and the
                 dollar amount or number
                 of shares    to be     sold. The
                 trustee must sign the
                 letter of instruction
                 indicating capacity as
                 trustee. If the trustee's
                 name is not in the
                 account registration,
                 provide a copy of the trust
                 document certified within
                 the last 60 days.
                 BUSINESS OR
                 ORGANIZATION
                 (bullet)
                 Send a letter of
                 instruction to your
                 investment professional
                 or, if you trade directly
                 through Fidelity, to the
                 address at left, including
                 the firm's name, the
                 fund's name, the class
                 name, the firm's fund
                 account number, and the
                 dollar amount or number
                 of shares    to be     sold. At
                 least one person
                 authorized by corporate
                 resolution to act on the
                 account must sign the
                 letter of instruction.
                 (bullet)
                 Include a corporate
                 resolution with corporate
                 seal or a signature
                 guarantee.
                 EXECUTOR,
                 ADMINISTRATOR,
                 CONSERVATOR,
                 GUARDIAN
                 (bullet)
                 Call your investment
                 professional or, if you
                 trade directly through
                 Fidelity, call
                 1-800-843-3001 for
                 instructions.

IN PERSON        INDIVIDUAL, JOINT
                 TENANTS,
                 SOLE PROPRIETORSHIP,
                 UGMA/UTMA
                 (bullet)
                 Bring a letter of
                 instruction to your
                 investment professional.
                 The letter of instruction
                 must be signed by all
                 persons required to sign
                 for transactions, exactly
                 as their names appear on
                 the account.
                 RETIREMENT ACCOUNT
                 (bullet)
                 The account owner
                 should complete a
                 retirement distribution
                 form. Visit your
                 investment professional
                 to request one.
                 TRUSTS
                 (bullet)
                 Bring a letter of
                 instruction to your
                 investment professional.
                 The trustee must sign the
                 letter of instruction
                 indicating capacity as
                 trustee. If the trustee's
                 name is not in the
                 account registration,
                 provide a copy of the
                 trust document certified
                 within the last 60 days.
                 BUSINESS OR
                 ORGANIZATION
                 (bullet)
                 Bring a letter of
                 instruction to your
                 investment professional.
                 At least one person
                 authorized by corporate
                 resolution to act on the
                 account must sign the
                 letter of instruction.
                 (bullet)
                 Include a corporate
                 resolution with corporate
                 seal or a signature
                 guarantee.
                 EXECUTOR,
                 ADMINISTRATOR,
                 CONSERVATOR,
                 GUARDIAN
                 (bullet)
                 Visit your investment
                 professional for
                 instructions.

AUTOMATICAL      (bullet)
LY               Use Fidelity Advisor
                 Systematic Exchange
                 Program to exchange to
                 Class A or Class T of a
                 Fidelity Advisor fund.

CHECK            (bullet)
                 Write a check to    sell
                 shares from your
                 account.

EXCHANGING SHARES
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
As a Daily Money Class shareholder you have the privilege of exchanging Daily Money Class shares of a fund.
If you have purchased Daily Money Class shares of a fund in connection with the Fidelity Advisor funds program, your Daily Money Class shares may be exchanged only for Class A or Class T shares, as applicable, of Fidelity Advisor funds, or Daily Money Class shares of another fund offered through this prospectus. Other shareholders may not exchange Daily Money Class shares of a fund for Class A or Class T shares of Fidelity Advisor funds but may exchange Daily Money Class shares of a fund for Daily Money Class shares of another fund offered through this prospectus and for shares of other Fidelity funds.
However, you should note the following policies and restrictions governing exchanges:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Currently, there is no limit on the number of exchanges out of a fund.
(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
The funds may terminate or modify the exchange privileges in the future.
Other funds may have different exchange restrictions, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details. ACCOUNT FEATURES AND POLICIES
FEATURES
The following features are available to buy and sell shares of the funds.
FIDELITY
ADVISOR
SYSTEMATIC
EXCHANGE
PROGRAM
TO MOVE
MONEY FROM
DAILY MONEY
CLASS TO CLASS
A OR CLASS T OF
A FIDELITY
ADVISOR FUND

MINIMUM           FREQUENCY           PROCEDURES
$100              Monthly,            (bullet) To set up,
                  quarterly,          call your investment
                  semi-annually, or   professional or, if you
                  annually            trade directly through
                                      Fidelity, call
                                      1-800-843-3001
                                      after both accounts
                                      are opened.
                                      (bullet) To make
                                      changes, call your
                                      investment
                                      professional directly
                                      or, if you trade
                                      directly through
                                      Fidelity, call
                                      1-800-843-3001.
                                      Call at least 2
                                      business days prior to
                                      your next scheduled
                                      exchange date.
                                      (bullet) The
                                      account from which
                                      the exchanges are to
                                      be processed must
                                      have a minimum
                                      balance of $10,000.
                                      The account into
                                      which the exchange is
                                      being processed must
                                      have a minimum
                                      balance of $1,000.

OTHER FEATURES. The following other features are also available to buy and sell shares of the funds.
WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM. (bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account.
(bullet) Call your investment professional or, if you trade directly through Fidelity, call 1-800-843-3001 before your first use to verify that this feature is set up on your account.
(bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
(bullet) To add the wire feature or    to     change the bank account
designated to receive redemption proceed   s at any time prior to
making a redemption request    , you should send a letter of
instruction, including a signature guarantee, to your investment professional or, if you trade directly through Fidelity, to the address found in "General Information."
CHECKWRITING
TO REDEEM SHARES FROM YOUR ACCOUNT.
(bullet) To set up, complete the appropriate section on the
application.
(bullet) All account owners must sign a signature card to receive a checkbook.
(bullet) You may write an unlimited number of checks.
(bullet) Minimum check amount: $500.
(bullet) Do not try to close out your account by check.
(bullet) To obtain more checks, call your investment professional or, if you trade directly through Fidelity, call 1-800-843-3001.
POLICIES
The following policies apply to you as a shareholder.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund and certain transactions through automatic investment or withdrawal programs).
(small solid bullet) Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
(small solid bullet) Financial reports (every six months).
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in
a fund. Call    Fidelity at 1-888-622-3175     if you need additional
copies of financial reports    or     prospectuses. Call your
investment professional if you need historical account information. You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
If your ACCOUNT BALANCE falls below $500 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.
Fidelity may charge a FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
Each fund earns interest, dividends and other income from its investments, and distributes this income (less expenses) to
shareholders as dividends   .     Each fund may also realize capital
gains from its investments, and distributes these gains (less losses),
if any, to shareholders as capital gains d   istributions    .
Distributions you receive from each fund consist primarily of dividends. Each fund normally declares dividends daily and pays them monthly.
You may request to have dividends relating to Daily Money Class shares redeemed from an account closed during the month paid when the account is closed. Each fund reserves the right to limit this service.
EARNING DIVIDENDS
Daily Money Class shares purchased by a wire order prior to 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or prior to 12:00 noon Eastern time for Tax-Exempt Fund, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.
Daily Money Class shares purchased by all other orders begin to earn dividends on the first business day following the day of purchase. However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Kansas City Fed
   for Tax-Exempt Fund or the New York Fed for Prime Fund and Treasury
Fund     closes early, a class may advance the time on that day by
which wire purchase orders must be placed so that shares earn dividends on the day of purchase.
In addition, on any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the Kansas City Fed
   for Tax-Exempt Fund or the New York Fed for Prime Fund and Treasury
Fund     does not open, shares begin to earn dividends on the first business day following the day of purchase.
Daily Money Class shares redeemed by a wire order prior to 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or prior to 12:00 noon Eastern time for Tax-Exempt Fund, generally earn dividends through the day prior to the day of redemption.
Daily Money Class shares redeemed by all other orders earn dividends until, but not including, the next business day following the day of redemption.
However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Kansas City Fed
for Tax-Exempt Fund or the New York Fed for Prime Fund and Treasury
Fund     closes early, a class may set a time after which shares
redeemed by wire order earn dividends until, but not including, the next business day following the day of redemption.
On any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the Kansas City Fed for Tax-Exempt Fund or the New York Fed for Prime Fund and Treasury Fund does not open, shares earn dividends until, but not including, the next business day following the day of redemption.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. The following options may be available for Daily Money Class's distributions:
1. REINVESTMENT OPTION. Your dividends and capital gains distributions, if any, will be automatically reinvested in additional Daily Money Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. Your dividends and capital gains distributions, if any, will be paid in cash.
Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.
If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.
TAX CONSEQUENCES
As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.
Distributions you receive from Prime Fund and Treasury Fund are subject to federal income tax, and may also be subject to state or local taxes.
Tax-Exempt Fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local taxes. A portion of Tax-Exempt Fund's income, and the dividends you receive, may be subject to federal and state income taxes. Tax-Exempt Fund may also realize taxable income or gains on the sale of municipal bonds and may make taxable distributions.
For federal tax purposes, Prime Fund's and Treasury Fund's dividends, Tax-Exempt Fund's distributions of gains on bonds characterized as market discount, and each fund's distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains, if any, are taxable to you generally as
capital gains   .
Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31. FUND SERVICES


FUND MANAGEMENT
Each fund is a    mutual fund,     an investment that pools
shareholders' money and invests it toward a specified goal.
Fidelity Management & Research Company (FMR) is each fund's manager.
As of April 30, 1998, FMR had    approximately $52    9 billion in
discretionary assets under management.
As the manager, FMR is responsible for choosing the funds' investments and handling their business affairs.
Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, is an affiliate of FMR and serves as sub-adviser for each fund. As of May 1, 1998, FIMM had approximately $99 billion in discretionary assets under management. FIMM is primarily responsible for choosing investments for each fund.
A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.
Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions. Each fund pays a management fee to FMR.
The management fee is calculated and paid to FMR every month.
Each fund's annual management fee rate is 0.25% of its average net assets.
FMR pays FIMM for providing assistance with investment advisory services.
FUND DISTRIBUTION
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Fidelity Distributors Corporation (FDC) distributes Daily Money Class's shares.
   Your Daily Money Class shares purchased by exchange from Class A or Class T shares of an Advisor Fund are subject to any contingent deferred sales charge to which the Class A or Class T shares that you exchanged for Daily Money Class shares would have been subject.
Daily Money Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Daily Money Class of each fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Daily Money Class shares and/or shareholder support services. Daily Money Class of each fund currently pays FDC a monthly 12b-1 fee at an annual rate of 0.25% of its average net assets throughout the month.
FDC may reallow to intermediaries, such as banks, broker-dealers and other service-providers up to an annual rate of 0.25% of average net assets they maintain, for providing services intended to result in the sale of Daily Money Class shares and/or shareholder support services. Intermediaries that maintain an aggregate balance of at least $50,000 in Daily Money Class shares are eligible for compensation.
Because 12b-1 fees are paid out of Daily Money Class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.
In addition,    each     Daily Money Class plan specifically
recognize   s     that FMR may make payments from its management fee
revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Daily Money Class shares and/or shareholder support services, including payments made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments to intermediaries at an annual rate of up to 0.10% of the average net assets they maintain.
Independent of the Daily Money Class plans, intermediaries that maintain an average balance of $10 million or more in a single omnibus account may receive an additional recordkeeping fee of up to 0.15% of the average net assets they maintain. The recordkeeping fee will be paid by FMR or its affiliates, not by the funds, and will not be paid for distribution services.
To receive payments made pursuant to a Distribution and Service Plan or record keeping fees, intermediaries must sign the appropriate agreement with FDC in advance.
FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
   APPENDIX


FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand
Daily Money Class's financial history for the past    five     years.
Certain information reflects financial results for a single class share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by
PricewaterhouseCoopers LLP    , independent accountants, whose report,
along with each fund's financial highlights and financial statements, are included in the funds' Annual Report. A free copy of the Annual Report is available upon request.

   PRIME FUND - DAILY MONEY CLASS

   SELECTED PER-SHARE


   DATA AND RATIOS

   YEARS ENDED                1998            1997            1996E            1996F           1995F           1994F
   OCTOBER 31

   NET ASSET VALUE,           $ 1.000         $ 1.000         $ 1.000          $ 1.000         $ 1.000         $ 1.000
   BEGINNING OF PERIOD

   INCOME FROM
   INVESTMENT
   OPERATIONS

    NET INVESTMENT             .050            .050            .012             .050            .050            .029
   INCOME

   LESS DISTRIBUTIONS

    FROM NET                   (.050)          (.050)          (.012)           (.050)          (.050)          (.029)
   INVESTMENT INCOME

   NET ASSET VALUE,           $ 1.000         $ 1.000         $ 1.000          $ 1.000         $ 1.000         $ 1.000
   END OF PERIOD

   TOTAL RETURNB,C             5.15%           5.06%           1.22%            5.13%           5.16%           2.98%

   NET ASSETS, END            $ 3,397         $ 2,687         $ 2,663          $ 2,581         $ 2,139         $ 1,525
   OF PERIOD
   (IN MILLIONS)

   RATIO OF                    .65%D           .65%D           .65%A,D          .65%D           .65%D           .65%D
   EXPENSES TO AVERAGE
   NET ASSETS

   RATIO OF NET                5.03%           4.95%           4.85%A           5.00%           5.11%           2.96%
   INVESTMENT INCOME
   TO AVERAGE NET
   ASSETS


   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
   E THREE MONTHS ENDED OCTOBER 31
   F YEAR ENDED JULY 31

   TREASURY FUND - DAILY MONEY CLASS

   SELECTED
   PER-SHARE DATA AND
   RATIOS

   YEARS ENDED             1998            1997            1996E            1996F           1995F           1994F
   OCTOBER 31

   NET ASSET VALUE,           $ 1.000         $ 1.000         $ 1.000          $ 1.000         $ 1.000         $ 1.000
   BEGINNING OF PERIOD

   INCOME FROM
   INVESTMENT
   OPERATIONS

    NET INVESTMENT             .049            .049            .012             .049            .049            .029
   INCOME

   LESS DISTRIBUTIONS

    FROM NET                   (.049)          (.049)          (.012)           (.049)          (.049)          (.029)
   INVESTMENT INCOME

   NET ASSET VALUE,           $ 1.000         $ 1.000         $ 1.000          $ 1.000         $ 1.000         $ 1.000
   END OF PERIOD

   TOTAL RETURNB,C             5.04%           4.97%           1.19%            5.06%           5.02%           2.89%

   NET ASSETS, END            $ 1,261         $ 1,284         $ 1,801          $ 1,801         $ 1,828         $ 2,025
   OF PERIOD
   (IN MILLIONS)

   RATIO OF                    .65%D           .65%D           .65%A,D          .65%D           .65%D           .60%
   EXPENSES TO AVERAGE
   NET ASSETS

   RATIO OF NET                4.93%           4.88%           4.66%A           4.94%           4.89%           2.81%
   INVESTMENT INCOME
   TO AVERAGE NET
   ASSETS


   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
   E THREE MONTHS ENDED OCTOBER 31
   F YEAR ENDED JULY 31

   TAX-EXEMPT FUND - DAILY MONEY CLASS

   SELECTED
   PER-SHARE DATA AND
   RATIOS

   YEARS ENDED                1998            1997            1996            1995            1994
   OCTOBER 31

   NET ASSET VALUE,           $ 1.000         $ 1.000         $ 1.000         $ 1.000         $ 1.000
   BEGINNING OF PERIOD

   INCOME FROM
   INVESTMENT
   OPERATIONS

    NET INVESTMENT             .030            .031            .030            .033            .022
   INCOME

   LESS DISTRIBUTIONS

    FROM NET                   (.030)          (.031)          (.030)          (.033)          (.022)
   INVESTMENT INCOME

   NET ASSET VALUE,           $ 1.000         $ 1.000         $ 1.000         $ 1.000         $ 1.000
   END OF PERIOD

   TOTAL RETURNA               3.03%           3.10%           3.02%           3.36%           2.21%

   NET ASSETS, END            $ 519           $ 469           $ 500           $ 559           $ 454
   OF PERIOD (IN
   MILLIONS)

   RATIO OF                    .65%B           .65%B           .65%B           .65%B           .65%B
   EXPENSES TO AVERAGE
   NET ASSETS

   RATIO OF NET                2.99%           3.06%           2.98%           3.31%           2.17%
   INVESTMENT INCOME
   TO AVERAGE
   NET ASSETS


   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.






You can obtain additional information about the funds. The funds'
   SAI     includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual
reports include a discussion of the fund's holdings    and
performance.
For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at
1-8   88-622-3175    .
The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room. INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 2-78458
Fidelity, Fidelity Investments, Fidelity Investments & (Pyramid) Design, and the Pyramid Design are registered trademarks of FMR Corp.
   1.702675.101 DMFI-pro-1298
LIKE SECURITIES OF ALL MUTUAL
FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND EXCHANGE
COMMISSION, AND THE
SECURITIES AND EXCHANGE
COMMISSION HAS NOT
DETERMINED IF THIS PROSPECTUS
IS ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.
FIDELITY
CASH MANAGEMENT
FUNDS
PRIME FUND - CAPITAL RESERVES CLASS
(fund number 076)
TREASURY FUND - CAPITAL RESERVES CLASS
(fund number 077)
TAX-EXEMPT FUND - CAPITAL RESERVES CLASS
(fund number 079)
PROSPECTUS
DECEMBER 30, 1998(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109

CONTENTS


FUND SUMMARY             2   INVESTMENT SUMMARY

                         3   PERFORMANCE

                         3   FEE TABLE

FUND BASICS              4   INVESTMENT DETAILS

                         5   VALUING SHARES

SHAREHOLDER INFORMATION  5   BUYING AND SELLING SHARES

                         16  EXCHANGING SHARES

                         16  ACCOUNT FEATURES AND POLICIES

                         17  DIVIDENDS AND CAPITAL GAINS
                             DISTRIBUTIONS

                         18  TAX CONSEQUENCES

FUND SERVICES            18  FUND MANAGEMENT

                         18  FUND DISTRIBUTION

APPENDIX                 19  FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY
INVESTMENT OBJECTIVE
PRIME FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES
Fidelity Management and Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing in U.S. dollar-denominated money market
securities    of domestic and foreign issuers     rated in the highest
category by at least two nationally   -    recognized rating services,
U.S. Government securities and repurchase agreements and entering into reverse repurchase agreements.
(small solid bullet) Investing more than 25% of total assets in the financial services industry.
(small solid bullet)    Generally     maintaining a dollar-weighted
average maturity    at     60 days or less.
(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
PRINCIPAL INVESTMENT RISKS
The fund is subject to the following principal investment risks:
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.
(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.
(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation or economic downturns can have a significant negative affect on issuers in the financial services sector.
(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
   INVESTMENT OBJECTIVE
   TREASURY FUND     seeks to obtain as high a level of current income
as is consistent with the preservation of capital and liquidity.
   PRINCIPAL INVESTMENT STRATEGIES
FMR's principal investment strategies include:
(small solid bullet) Investing in U.S. Treasury securities and repurchase agreements for those securities.
(small solid bullet)    Generally     maintaining a dollar-weighted
average maturity    at     60 days or less.
(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
   PRINCIPAL INVESTMENT RISKS
The fund is subject to the following principal investment risks:
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.
(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
INVESTMENT OBJECTIVE
TAX-EXEMPT FUND seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal.
PRINCIPAL INVESTMENT STRATEGIES
FMR's principal investment strategies include:
(small solid bullet) Investing    normally     in municipal money
market securities.
(small solid bullet) Investing so that at least 80% of the fund's income distributions is exempt from federal income tax.
(small solid bullet) Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.
(small solid bullet) Potentially investing more than 25% of total
assets in    municipal     securities that finance similar    types of
    projects.
(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
PRINCIPAL INVESTMENT RISKS
The fund is subject to the following principal investment risks:
(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.
(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.
(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
PERFORMANCE
Because Capital Reserves Class of Prime Fund, Treasury Fund and Tax-Exempt Fund was new when this prospectus was printed, its performance history is not included. Performance history will be available for Capital Reserves Class of Prime Fund, Treasury Fund and Tax-Exempt Fund after Capital Reserves Class of each fund has been in operation for one calender year.
FEE TABLE
The following table describes the fees and expenses that are incurred when you buy, hold or sell Capital Reserves Class shares of a fund.
The annual class operating expenses provided below    for Capital
Reserves Class     are higher than the expenses actually paid by
   the class     as the result of expense reimbursements during the
period.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)
SALES CHARGE (LOAD) ON    NONE
PURCHASES AND
REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE     NONE
(LOAD) ON REDEMPTIONS

ANNUAL CLASS OPERATING EXPENSES (PAID    FROM CLASS ASSETS    )
PRIME FUND     MANAGEMENT FEE             0.25%

               DISTRIBUTION AND SERVICE   0.50%
               (12B-1) FEE

               OTHER EXPENSES             0.26%

               TOTAL ANNUAL CLASS         1.01%
               OPERATING EXPENSESA

TREASURY FUND  MANAGEMENT FEE             0.25%

               DISTRIBUTION AND SERVICE   0.50%
               (12B-1) FEE

               OTHER EXPENSES             0.26%

               TOTAL ANNUAL CLASS         1.01%
               OPERATING EXPENSESA

TAX-EXEMPT     MANAGEMENT FEE             0.25%
FUND

               DISTRIBUTION AND SERVICE   0.50%
               (12B-1) FEE

               OTHER EXPENSES             0.29%

               TOTAL ANNUAL CLASS         1.04%
               OPERATING EXPENSESA

A FMR HAS VOLUNTARILY AGREED TO REIMBURSE CAPITAL RESERVES CLASS OF
EACH FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (   EXCLUDING
INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY
EXPENSES    ), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS,
EXCEED 0.90%. THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME. Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.
Each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.
Let's say, hypothetically, that Capital Reserves Class's annual return is 5% and that your shareholder fees and Capital Reserves Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

   PRIME FUND            1 YEAR           $ 103

                         3 YEARS          $ 322

                         5 YEARS          $ 558

                         10 YEARS         $ 1,236

   TREASURY FUND         1 YEAR           $ 103

                         3 YEARS          $ 322

                         5 YEARS          $ 558

                         10 YEARS         $ 1,236

   TAX-EXEMPT            1 YEAR           $ 106
   FUND

                         3 YEARS          $ 331

                         5 YEARS          $ 574

                         10 YEARS         $ 1,271

FUND BASICS


INVESTMENT DETAILS
INVESTMENT OBJECTIVE
PRIME FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES
FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services, U.S. Government securities and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.
FMR will invest more than 25% of the fund's total assets in the financial services industry.
FMR    generally     intends to maintain the    fund's
dollar-weighted average maturity    a    t 60 days or less.
In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income. INVESTMENT OBJECTIVE
TREASURY FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES
FMR invests the fund's assets in U.S. Treasury securities and repurchase agreements for those securities. FMR does not enter into reverse repurchase agreements for the fund.
FMR    generally     intends to maintain the    fund's
    dollar-weighted average maturity    at     60 days or less.
In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income. INVESTMENT OBJECTIVE
TAX-EXEMPT FUND seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal.
PRINCIPAL INVESTMENT STRATEGIES
FMR normally invests the fund's assets in municipal money market securities.
FMR normally invests the fund's assets so that at least 80% of the fund's income distributions is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.
FMR may invest more than 25% of the fund's total assets in securities that finance similar projects, such as those relating to education, health care, transportation and utilities.
In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income. DESCRIPTION OF PRINCIPAL SECURITY TYPES
MONEY MARKET SECURITIES are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank
certificates of deposit,    bank     acceptances   , bank     time
deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper and municipal notes.
U.S. GOVERNMENT SECURITIES are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.
MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.
   A REPURCHASE AGREEMENT is an     agreement to buy a security at one
price and simultaneous agreement to sell it back at a   n
agreed-upon     price.
PRINCIPAL INVESTMENT RISKS
Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. While the funds will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, a fund may incur losses regardless of the insurance.
    It is important to note that neither the funds nor their yields are guaranteed by the U.S. Government.
The following factors may significantly affect a fund's performance:
   MUNICIPAL MARKET VOLATILITY. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.
INTEREST RATE CHANGES. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services industry can be more sensitive to interest rate changes. Short-term securities tend to
react to changes in short-term    interest     rates.
FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic or governmental developments could affect the value of the security.
FINANCIAL SERVICES EXPOSURE. Financial services companies are
   highly dependent on the supply of short-term financing.     The
value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from
the assets.    If the Internal Revenue Service determines an issuer of
a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the
structure    of a security     fails to function as intended,
   interest from the     security could become taxable or    the
security could     decline in value.
In response to market, economic, political or other conditions, FMR
may temporarily use a different investment strategy    for Tax-Exempt
Fund     for defensive purposes. If FMR does so, different factors
could affect    Tax-Exempt Fund    's performance, and    the fund
may distribute income subject to federal income tax.
FUNDAMENTAL INVESTMENT POLICIES
The policies below are fundamental, that is, subject to change only by shareholder approval.
PRIME FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
TREASURY FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
TAX-EXEMPT FUND seeks to provide individual and institutional investors with as high a level of current income, exempt from federal income taxes, as is consistent with a portfolio of high quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund normally invests so that at least 80% of its income distributions is free from federal income tax. VALUING SHARES
The funds are open for business each day the New York Stock Exchange
(NYSE) is open.
A class's net asset value per share (NAV) is the value of a single
share. Fidelity   (registered trademark)     normally calculates
Capital Reserves Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the
   Securities and Exchange Commission (    SEC   )    . Each fund's
assets are valued as of this time for the purpose of computing Capital Reserves Class's NAV.
To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.
Each fund's assets are valued on the basis of amortized cost. SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES
GENERAL INFORMATION
For account, product and service information, please call 1-800-843-3001 (8:30 a.m.-7:00 p.m. Eastern time, Monday through
Friday).
Please use the following addresses:
BUYING OR SELLING SHARES
Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048
You may buy or sell Capital Reserves Class shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling and exchanging Capital Reserves Class shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Capital Reserves Class shares of a fund, including a transaction fee if you buy or sell Capital Reserves Class shares of a fund through a broker or other investment professional.
Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).
The different ways to set up (register) your account with Fidelity are listed in the following table.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
RETIREMENT
FOR TAX-ADVANTAGED RETIREMENT SAVINGS
(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) (solid bullet) ROTH IRAS
(solid bullet) ROTH CONVERSION IRAS
(solid bullet) ROLLOVER IRAS
(solid bullet) 401(K) PLANS, AND CERTAIN OTHER 401(A)-QUALIFIED PLANS (solid bullet) SIMPLE IRAS
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)
(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
TRUST
FOR MONEY BEING INVESTED BY A TRUST
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS
BUYING SHARES
The price to buy one share of Capital Reserves Class is the class's
NAV.
Your shares will be bought at the next NAV calculated after your order is received in proper form.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.
Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
When you place an order to buy shares, note the following:
(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large purchases.
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
(small solid bullet) If when you place your wire purchase order you indicate that Fidelity will receive your wire that day, your wire must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on the day of purchase.
Capital Reserves Class shares can be    bought     or sold through
investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

MINIMUMS
TO OPEN AN ACCOUNT                        $1,000
For certain Fidelity retirement accountsA $500
TO ADD TO AN ACCOUNT                      $250
For certain Fidelity retirement accountsA $100
Through regular investment plans          $100
MINIMUM BALANCE                           $500
A FIDELITY TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.
There is no minimum account balance or initial or subsequent purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, each fund may waive or lower purchase minimums in other circumstances.

KEY INFORMATION

PHONE            TO OPEN AN
1-800-843-       ACCOUNT
3001             (bullet)
                 Exchange
                 from Capital
                 Reserves
                 Class of
                 another fund
                 offered
                 through this
                 prospectus
                 or from
                 another
                 Fidelity
                 fund. Call
                 your
                 investment
                 professional
                 or, if you
                 trade
                 directly
                 through
                 Fidelity,
                 call
                 1-800-843-30
                 01.
                 TO ADD TO AN
                 ACCOUNT
                 (bullet)
                 Exchange
                 from Capital
                 Reserves
                 Class of
                 another fund
                 offered
                 through this
                 prospectus
                 or from
                 another
                 Fidelity
                 fund. Call
                 your
                 investment
                 professional
                 or, if you
                 trade
                 directly
                 through
                 Fidelity,
                 call
                 1-800-843-30
                 01.

MAIL             TO OPEN AN
FIDELITY         ACCOUNT
INVESTMENT       (bullet)
S                Complete
P.O. BOX         and sign
770002           the
CINCINNATI       application
, OH             . Make your
45277-0081       check
                 payable to
                 the
                 complete
                 name of the
                 fund and
                 note the
                 applicable
                 class. Mail
                 to your
                 investment
                 professiona
                 l or, if
                 you trade
                 directly
                 through
                 Fidelity,
                 to the
                 address at
                 left.
                 TO ADD TO AN
                 ACCOUNT
                 (bullet)
                 Make your
                 check
                 payable to
                 the
                 complete
                 name of the
                 fund and
                 note the
                 applicable
                 class.
                 Include
                 your fund
                 account
                 number on
                 your check
                 and mail to
                 your
                 investment
                 professiona
                 l or, if
                 you trade
                 directly
                 through
                 Fidelity,
                 to the
                 address at
                 left.
                 (bullet)
                 Exchange
                 from Capital
                 Reserves
                 Class of
                 another fund
                 offered
                 through this
                 prospectus
                 or from
                 another
                 Fidelity
                 fund. Send a
                 letter of
                 instruction
                 to your
                 investment
                 professional
                 or, if you
                 trade
                 directly
                 through
                 Fidelity,
                 to the
                 address at
                 left,
                 including
                 your name,
                 the funds'
                 names, the
                 applicable
                 class names,
                 the fund
                 account
                 numbers, and
                 the dollar
                 amount or
                 number of
                 shares to be
                 exchanged.

IN PERSON        TO OPEN AN
                 ACCOUNT
                 (bullet)
                 Bring your
                 application
                 and check
                 to your
                 investment
                 professiona
                 l.
                 TO ADD TO AN
                 ACCOUNT
                 (bullet)
                 Bring your
                 check to
                 your
                 investment
                 professiona
                 l.

WIRE             TO OPEN AN
                 ACCOUNT
                 (bullet)
                 Call your
                 investment
                 professiona
                 l or, if
                 you trade
                 directly
                 through
                 Fidelity,
                 call
                 1-800-843-3
                 001 to set
                 up your
                 account and
                 to arrange
                 a wire
                 transaction
                 .
                 (bullet)
                 Wire to:
                 The Bank of
                 New York,
                 Bank
                 Routing #
                 021000018,
                 Account #
                 8900118245.
                 (bullet)
                 Specify the
                 complete
                 name of the
                 fund, note
                 the
                 applicable
                 class, and
                 include
                 your new
                 fund
                 account
                 number and
                 your name.
                 TO ADD TO AN
                 ACCOUNT
                 (bullet)
                 Call your
                 investment
                 professiona
                 l or, if
                 you trade
                 directly
                 through
                 Fidelity,
                 call
                 1-800-843-3
                 001 to
                 arrange a
                 wire
                 transaction
                 .
                 (bullet)
                 Wire to:
                 The Bank of
                 New York,
                 Bank
                 Routing #
                 021000018,
                 Account #
                 8900118245.
                 (bullet)
                 Specify the
                 complete
                 name of the
                 fund, note
                 the
                 applicable
                 class, and
                 include
                 your fund
                 account
                 number and
                 your name.

SELLING SHARES
The price to sell one share of Capital Reserves Class is the class's
NAV.
Your shares will be sold at the next NAV calculated after your order is received in proper form.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to sell more than $100,000 worth of shares;
(small solid bullet) Your account registration has changed within the last 30 days;
(small solid bullet) The check is being mailed to a different address than the one on your account (record address);
(small solid bullet) The check is being made payable to someone other than the account owner; or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. When you place an order to sell shares, note the following:
(small solid bullet) If you are selling some but not all of your shares, leave at least $500 worth of shares in the account to keep it open, except accounts not subject to account minimums.
(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.
(small solid bullet) Normally, Fidelity will process wire redemptions on the same business day, provided your redemption wire request is received in proper form by Fidelity before the NAV is calculated on that day. All other redemptions will normally be processed by the next business day. However, Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund. (small solid bullet) Redemption proceeds (other than exchanges) may be
delayed until    money from prior purchases sufficient to cover your
redemption has been received and collected. This can take up to seven business days after a purchase.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.
(small solid bullet) If you sell shares of Prime Fund, Treasury Fund or Tax-Exempt Fund by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.
(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY INFORMATION

PHONE            (bullet)
1-800-843-       Call your
3001             investment
                 professional
                 or, if you
                 trade
                 directly
                 through
                 Fidelity,
                 call
                 1-800-843-30
                 01 to
                 initiate a
                 wire
                 transaction
                 or to
                 request a
                 check for
                 your
                 redemption.
                 (bullet)
                 Exchange to
                 Capital
                 Reserves
                 Class of
                 another fund
                 offered
                 through this
                 prospectus
                 or to other
                 Fidelity
                 funds. Call
                 your
                 investment
                 professional
                 or, if you
                 trade
                 directly
                 through
                 Fidelity,
                 call
                 1-800-843-30
                 01.

MAIL             INDIVIDUAL,
FIDELITY         JOINT TENANTS,
INVESTMENT       SOLE PROPRIETO
S                RSHIP,
P.O. BOX         UGMA/UTMA
770002           (bullet)
CINCINNATI       Send a
, OH             letter of
45277-0081       instruction
                 to your
                 investment
                 professiona
                 l or, if
                 you trade
                 directly
                 through
                 Fidelity,
                 to the
                 address at
                 left,
                 including
                 your name,
                 the fund's
                 name, the
                 class name,
                 your fund
                 account
                 number, and
                 the dollar
                 amount or
                 number of
                 shares    to
                    be     sold.
                 The letter
                 of
                 instruction
                 must be
                 signed by
                 all persons
                 required to
                 sign for
                 transactions
                 , exactly as
                 their names
                 appear on
                 the account.
                 RETIREMENT
                 ACCOUNT
                 (bullet)
                 The account
                 owner
                 should
                 complete a
                 retirement
                 distributio
                 n form.
                 Call your
                 investment
                 professiona
                 l or, if
                 you trade
                 directly
                 through
                 Fidelity,
                 call
                 1-800-843-3
                 001 to
                 request
                 one.
                 TRUSTS
                 (bullet)
                 Send a
                 letter of
                 instruction
                 to your
                 investment
                 professiona
                 l or, if
                 you trade
                 directly
                 through
                 Fidelity,
                 to the
                 address at
                 left,
                 including
                 the trust's
                 name, the
                 fund's
                 name, the
                 class name,
                 the trust's
                 fund
                 account
                 number, and
                 the dollar
                 amount or
                 number of
                 shares    to
                    be     sold.
                 The trustee
                 must sign
                 the letter
                 of
                 instruction
                 indicating
                 capacity as
                 trustee. If
                 the
                 trustee's
                 name is not
                 in the
                 account
                 registration
                 , provide a
                 copy of the
                 trust
                 document
                 certified
                 within the
                 last 60
                 days.
                 BUSINESS OR
                 ORGANIZATION
                 (bullet)
                 Send a
                 letter of
                 instruction
                 to your
                 investment
                 professiona
                 l or, if
                 you trade
                 directly
                 through
                 Fidelity,
                 to the
                 address at
                 left,
                 including
                 the firm's
                 name, the
                 fund's
                 name, the
                 class name,
                 the firm's
                 fund
                 account
                 number, and
                 the dollar
                 amount or
                 number of
                 shares    to
                    be     sold. At
                 least one
                 person
                 authorized
                 by
                 corporate
                 resolution
                 to act on
                 the account
                 must sign
                 the letter
                 of
                 instruction
                 .
                 (bullet)
                 Include a
                 corporate
                 resolution
                 with
                 corporate
                 seal or a
                 signature
                 guarantee.
                 EXECUTOR,
                 ADMINISTRATOR,
                 CONSERVATOR,
                 GUARDIAN
                 (bullet)
                 Call your
                 investment
                 professiona
                 l or, if
                 you trade
                 directly
                 through
                 Fidelity,
                 call
                 1-800-843-3
                 001 for
                 instruction
                 s.

IN PERSON        INDIVIDUAL,
                 JOINT TENANTS,
                 SOLE PROPRIETO
                 RSHIP,
                 UGMA/UTMA
                 (bullet)
                 Bring a
                 letter of
                 instruction
                 to your
                 investment
                 professiona
                 l. The
                 letter of
                 instruction
                 must be
                 signed by
                 all persons
                 required to
                 sign for
                 transactions
                 , exactly as
                 their names
                 appear on
                 the account.
                 RETIREMENT
                 ACCOUNT
                 (bullet)
                 The account
                 owner
                 should
                 complete a
                 retirement
                 distributio
                 n form.
                 Visit your
                 investment
                 professiona
                 l to
                 request
                 one.
                 TRUSTS
                 (bullet)
                 Bring a
                 letter of
                 instruction
                 to your
                 investment
                 professiona
                 l. The
                 trustee must
                 sign the
                 letter of
                 instruction
                 indicating
                 capacity as
                 trustee. If
                 the
                 trustee's
                 name is not
                 in the
                 account
                 registration
                 , provide a
                 copy of the
                 trust
                 document
                 certified
                 within the
                 last 60
                 days.
                 BUSINESS OR
                 ORGANIZATION
                 (bullet)
                 Bring a
                 letter of
                 instruction
                 to your
                 investment
                 professiona
                 l. At least
                 one person
                 authorized
                 by
                 corporate
                 resolution
                 to act on
                 the account
                 must sign
                 the letter
                 of
                 instruction
                 .
                 (bullet)
                 Include a
                 corporate
                 resolution
                 with
                 corporate
                 seal or a
                 signature
                 guarantee.
                 EXECUTOR,
                 ADMINISTRATOR,
                 CONSERVATOR,
                 GUARDIAN
                 (bullet)
                 Visit your
                 investment
                 professiona
                 l for
                 instruction
                 s.

CHECK            (bullet)
                 Write a
                 check to
                    sell     shares
                 from your
                 account.

EXCHANGING SHARES
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
As a Capital Reserves Class shareholder you have the privilege of exchanging Capital Reserves Class shares of a fund for Capital Reserves Class shares of another fund offered through this prospectus and for shares of other Fidelity funds.
However, you should note the following policies and restrictions governing exchanges:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Currently, there is no limit on the number of exchanges out of a fund.
(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
The funds may terminate or modify the exchange privileges in the future.
Other funds may have different exchange restrictions, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details. ACCOUNT FEATURES AND POLICIES
FEATURES
The following features are available to buy and sell shares of the funds.
WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM. (bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account.
(bullet) Call your investment professional or, if you trade directly through Fidelity, call 1-800-843-3001 before your first use to verify that this feature is set up on your account.
(bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
(bullet) To add the wire feature or    to     change the bank account
designated to receive redemption proceeds    at any time prior to
making a redemption request    , you should send a letter of
instruction, including a signature guarantee, to your investment professional or, if you trade directly through Fidelity, to the address found in "General Information."
CHECKWRITING
TO REDEEM SHARES FROM YOUR ACCOUNT.
(bullet) To set up, complete the appropriate section on the
application.
(bullet) All account owners must sign a signature card to receive a checkbook.
(bullet) You may write an unlimited number of checks.
(bullet) Minimum check amount: $500.
(bullet) Do not try to close out your account by check.
(bullet) To obtain more checks, call your investment professional or, if you trade directly through Fidelity, call 1-800-843-3001.
POLICIES
The following policies apply to you as a shareholder.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund).
(small solid bullet) Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
(small solid bullet) Financial reports (every six months).
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in
a fund. Call    Fidelity at 1-888-622-3175     if you need additional
copies of financial reports or prospectuses.    Call your investment
professional if you     need historical account information.
You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
If your ACCOUNT BALANCE falls below $500 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.
Fidelity may charge a FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
Each fund earns interest, dividends and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gains distributions.
Distributions you receive from each fund consist primarily of dividends. Each fund normally declares dividends daily and pays them monthly.
You may request to have dividends relating to Capital Reserves Class shares redeemed from an account closed during the month paid when the account is closed. Each fund reserves the right to limit this service. EARNING DIVIDENDS
Capital Reserves Class shares purchased by a wire order prior to 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or prior to 12:00 noon Eastern time for Tax-Exempt Fund, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase. Capital Reserves Class shares purchased by all other orders begin to earn dividends on the first business day following the day of purchase.
However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Kansas City Fed
for Tax-Exempt Fund or the New York Fed for Prime Fund and Treasury
Fund     closes early, a class may advance the time on that day by
which wire purchase orders must be placed so that shares earn dividends on the day of purchase.
In addition, on any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the Kansas City Fed
   for Tax-Exempt Fund or the New York Fed for Prime Fund and Treasury
Fund     does not open, shares begin to earn dividends on the first business day following the day of purchase.
Capital Reserves Class shares redeemed by a wire order prior to 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or prior to 12:00 noon Eastern time for Tax-Exempt Fund, generally earn dividends through the day prior to the day of redemption.
Capital Reserves Class shares redeemed by all other orders earn dividends until, but not including, the next business day following the day of redemption.
However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Kansas City Fed
for Tax-Exempt Fund or the New York Fed for Prime Fund and Treasury
Fund     closes early, a class may set a time after which shares
redeemed by wire order earn dividends until, but not including, the next business day following the day of redemption.
On any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the Kansas City Fed for Tax-Exempt Fund or the New York Fed for Prime Fund and Treasury Fund does not open, shares earn dividends until, but not including, the next business day following the day of redemption.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. The following options may be available for Capital Reserves Class's distributions:
1. REINVESTMENT OPTION. Your dividends and capital gains distributions, if any, will be automatically reinvested in additional Capital Reserves Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. Your dividends and capital gains distributions, if any, will be paid in cash.
Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.
If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.
TAX CONSEQUENCES
As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.
Distributions you receive from Prime Fund and Treasury Fund are subject to federal income tax, and may also be subject to state or local taxes.
Tax-Exempt Fund seeks to earn income and pay dividends exempt from federal income tax. Income exempt from federal income tax may be subject to state or local taxes. A portion of Tax-Exempt Fund's income, and the dividends you receive, may be subject to federal and state income taxes. Tax-Exempt Fund may also realize taxable income or gains on the sale of municipal bonds and may make taxable distributions.
For federal tax purposes, Prime Fund's and Treasury Fund's dividends, Tax-Exempt Fund's distributions of gains on bonds characterized as market discount, and each fund's distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains.
Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31. FUND SERVICES


FUND MANAGEMENT
Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.
Fidelity Management & Research Company (FMR) is each fund's manager.
As of    April 30    , 1998, FMR had    approximately     $   529
    billion in discretionary assets under management.
As the manager, FMR is responsible for choosing the funds' investments and handling their business affairs.
Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, is an affiliate of FMR and serves as sub-adviser for each
fund. As of    May     1, 1998, FIMM had    approximately     $   99
billion     in discretionary assets under management. FIMM is
primarily responsible for choosing investments for each fund.
A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.
Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions. Each fund pays a management fee to FMR.
The management fee is calculated and paid to FMR every month.
Each fund's annual management fee rate is 0.25% of its average net assets.
FMR pays FIMM for providing assistance with investment advisory services.
FUND DISTRIBUTION
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Fidelity Distributors Corporation (FDC) distributes Capital Reserves Class's shares.
Capital Reserves Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Capital Reserves Class of each fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Capital Reserves Class shares and/or shareholder support services. Capital Reserves Class of each Fund currently pays FDC a monthly 12b-1 fee at an annual rate of 0.50% of its average net assets throughout the month.
FDC may reallow to intermediaries, such as banks, broker-dealers and other service-providers up to an annual rate of 0.50% of average net assets they maintain, for providing services intended to result in the sale of Capital Reserves Class shares and/or shareholder support services.
Because 12b-1 fees are paid out of Capital Reserves Class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.
In addition,    each     Capital Reserves Class plan
    specifically recognize   s     that FMR may make payments from its
management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Capital Reserves Class shares and/or shareholder support services, including payments made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments to intermediaries at an annual rate of up to 0.10% of the average net assets they maintain.
Independent of the Capital Reserves Class plans, intermediaries that maintain an average balance of $10 million or more in a single omnibus account may receive an additional recordkeeping fee of up to 0.15% of the average net assets they maintain. The recordkeeping fee will be paid by FMR or its affiliates, not by the funds, and will not be paid for distribution services.
To receive payments made pursuant to a Distribution and Service Plan or record keeping fees, intermediaries must sign the appropriate agreement with FDC in advance.
FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
   APPENDIX


FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand Capital Reserve Class's financial history for the past year. Certain information reflects financial results for a single class share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in the funds' Annual Report. A free copy of the Annual Report is available upon request.

   PRIME FUND - CAPITAL RESERVES CLASS
   SELECTED PER-SHARE
   DATA AND RATIOS

   YEARS ENDED                 1998            1997E
   OCTOBER 31

   NET ASSET VALUE,            $ 1.000         $ 1.000000
   BEGINNING OF PERIOD

   INCOME FROM
   INVESTMENT
   OPERATIONS

    NET INVESTMENT              .048            .000131
   INCOME

   LESS DISTRIBUTIONS

    FROM NET                    (.048)          (.000131)
   INVESTMENT INCOME

   NET ASSET VALUE,            $ 1.000         $ 1.000000
   END OF PERIOD

   TOTAL RETURNB,C              4.89%           .01%

   NET ASSETS, END            $ 2,256         $ 1,764
   OF PERIOD (IN
   MILLIONS)

   RATIO OF                    .90%D           .90%A,D
   EXPENSES TO AVERAGE
   NET ASSETS

   RATIO OF NET                4.79%           4.78%A
   INVESTMENT INCOME
   TO AVERAGE NET
   ASSETS

   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES
CLASS SHARES).

   TREASURY FUND - CAPITAL RESERVES CLASS
   SELECTED PER-SHARE DATA
   AND RATIOS

   YEARS ENDED OCTOBER 31           1998            1997E

   NET ASSET VALUE,                 $ 1.000         $ 1.000000
   BEGINNING OF PERIOD

   INCOME FROM INVESTMENT
   OPERATIONS

    NET INVESTMENT INCOME            .047            .000134

   LESS DISTRIBUTIONS

    FROM NET INVESTMENT              (.047)          (.000134)
   INCOME

   NET ASSET VALUE, END OF          $ 1.000         $ 1.000000
   PERIOD

   TOTAL RETURNB,C                   4.78%           .01%

   NET ASSETS, END OF               $ 480           $ 265
   PERIOD (IN MILLIONS)

   RATIO OF EXPENSES TO              .90%D           .90%A,D
   AVERAGE NET ASSETS

   RATIO OF NET INVESTMENT           4.67%           4.93%A
   INCOME TO AVERAGE NET
   ASSETS

   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES
SHARES).

   TAX-EXEMPT FUND - CAPITAL RESERVES CLASS
   SELECTED PER-SHARE DATA
   AND RATIOS

   YEARS ENDED OCTOBER 31           1998            1997E

   NET ASSET VALUE,                 $ 1.000         $ 1.000000
   BEGINNING OF PERIOD

   INCOME FROM INVESTMENT
   OPERATIONS

    NET INVESTMENT INCOME            .027            .000078

   LESS DISTRIBUTIONS

    FROM NET INVESTMENT              (.027)          (.000078)
   INCOME

   NET ASSET VALUE, END OF          $ 1.000         $ 1.000000
   PERIOD

   TOTAL RETURNB,C                   2.78%           .01%

   NET ASSETS, END OF               $ 186           $ 177
   PERIOD (IN MILLIONS)

   RATIO OF EXPENSES TO              .90%D           .90%A,D
   AVERAGE NET ASSETS

   RATIO OF NET INVESTMENT           2.73%           2.81%A
   INCOME TO AVERAGE NET
   ASSETS

   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES
CLASS SHARES).









You can obtain additional information about the funds. The funds'
SAI     includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual
reports include a discussion of the fund's holdings    and
performance    .
For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at
1-8   88-622-3175    .
The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room. INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 2-78458
Fidelity, Fidelity Investments, Fidelity Investments & (Pyramid) Design, and the Pyramid Design are registered trademarks of FMR Corp.
   1.538628.101 DMFR-pro-1298
LIKE SECURITIES OF ALL MUTUAL
FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND EXCHANGE
COMMISSION, AND THE
SECURITIES AND EXCHANGE
COMMISSION HAS NOT
DETERMINED IF THIS PROSPECTUS
IS ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.
FIDELITY
CASH MANAGEMENT
FUNDS
TREASURY FUND -
ADVISOR B CLASS
(fund number 658)
ADVISOR C CLASS
(fund number 529)
PROSPECTUS
DECEMBER 30, 1998(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109
CONTENTS


FUND SUMMARY             2   INVESTMENT SUMMARY

                         2   PERFORMANCE

                         3   FEE TABLE

FUND BASICS              3   INVESTMENT DETAILS

                         4   VALUING SHARES

SHAREHOLDER INFORMATION  4   BUYING AND SELLING SHARES

                         11  EXCHANGING SHARES

                         12  ACCOUNT FEATURES AND POLICIES

                         14  DIVIDENDS AND CAPITAL GAINS
                             DISTRIBUTIONS

                         15  TAX CONSEQUENCES

FUND SERVICES            15  FUND MANAGEMENT

                         15  FUND DISTRIBUTION

APPENDIX                 16  FINANCIAL HIGHLIGHTS

   FUND SUMMARY


INVESTMENT SUMMARY
INVESTMENT OBJECTIVE
TREASURY FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES
Fidelity Management and Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing in U.S. Treasury securities and repurchase agreements for those securities.
(small solid bullet)    Generall    y maintaining a dollar-weighted
average maturity    at     60 days or less.
(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
PRINCIPAL INVESTMENT RISKS
The fund is subject to the following principal investment risks:
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.
(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
PERFORMANCE
The following information illustrates the changes in the fund's
performance   ,     as represented by the performance of Class
B   ,     from year to year. Returns are based on past results and are not an indication of future performance.
Because Advisor C Class (Class C) of Treasury Fund was new when this prospectus was printed, its performance history is not included. Performance history will be available for Class C after Class C has been in operation for one calendar year.
YEAR-BY-YEAR RETURNS
The returns in the chart do not include the effect of Advisor B Class's (Class B) contingent deferred sales charge. If the effect of
the sales charge        was reflected, returns would be lower than
those shown.
TREASURY FUND - ADVISOR B CLASS

CALENDAR YEARS                    1995          1996          1997

                                     4.68%         4.13%         4.23%


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: 4.68
ROW: 9, COL: 1, VALUE: 4.13
ROW: 10, COL: 1, VALUE: 4.23
DURING THE PERIODS SHOWN IN THE CHART FOR ADVISOR B CLASS OF TREASURY
FUND THE HIGHEST RETURN FOR A QUARTER WAS    1.19    % (QUARTER ENDING
   JUNE 30,    199   5    ), AND THE LOWEST RETURN FOR A QUARTER WAS
   0.99    % (QUARTER ENDING    MARCH 31, 1997    ).
THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1998 FOR ADVISOR B CLASS
OF TREASURY FUND WAS    3.18    %.
AVERAGE ANNUAL RETURNS
   The returns in the following table include the effect of Class B's 5.00% maximum applicable contingent deferred sales charge.

FOR THE PERIODS ENDED              PAST 1          LIFE OF FUND   A
DECEMBER 31, 1997                  YEAR

   TREASURY FUND - ADVISOR B           0.23%           3.42%B
   CLASS (LOAD ADJ.)

   A B    EGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE
CLASS'S COMMENCEMENT OF OPERATIONS.
   B     FROM JANUARY 1, 1995.
If FMR had not reimbursed certain class expenses during these periods, Class B's total returns would have been lower.
FEE TABLE
The following table describes the fees and expenses that are incurred when you buy, hold or sell Class B or Class C shares of the fund. The
annual class operating expenses provided below    for Class B and
Class C     are higher than the expenses actually paid    by the
classes     as the result of expense reimbursements during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR    DIRECTLY    )
                            CLASS B  CLASS C

SALES CHARGE (LOAD) ON      NONE     NONE
PURCHASES AND REINVESTED
DISTRIBUTIONS

MAXIMUM CDSC (AS A %        5.00%A   1.00%B
OF THE LESSER OF ORIGINAL
PURCHASE PRICE OR
REDEMPTION PROCEEDS)

A MAXIMUM CDSC DECLINES OVER 6 YEARS FROM 5.00% TO 0%.
B ON CLASS C SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
   ANNUAL C    LASS OPERATING EXPENSES (PAID    FROM CLASS ASSETS    )

                            CLASS B       CLASS C

MANAGEMENT FEE              0.25%         0.25%

DISTRIBUTION AND SERVICE    1.00%         1.00%
(12B-1) FEE (INCLUDING
0.25% SERVICE FEE )

   OTHER EXPENSES              0.31%         0.72%

   TOTAL ANNUAL CLASS          1.56%         1.97%
   OPERATING EXPENSESA

   A     FMR HAS VOLUNTARILY AGREED TO REIMBURSE CLASS B AND CLASS
    C OF THE FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY
EXPENSES)    , AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS,
EXCEED 1.40%. THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME. Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.
A portion of the brokerage commissions that the fund pays is used to reduce that fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.
This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.
Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and if you leave your account open:

               CLASS B                           CLASS C

               ACCOUNT          ACCOUNT          ACCOUNT         ACCOUNT
               OPEN             CLOSED           OPEN            CLOSED

   1 YEAR         $ 159            $ 659            $ 200           $ 300

   3              $ 493            $ 793            $ 618           $ 618
   YEARS

   5              $ 850            $ 1,050          $ 1,062         $ 1,062
   YEARS

   10             $ 1,540A         $ 1,540A         $ 2,296         $ 2,296
   YEARS


A REFLECTS CONVERSION TO DAILY MONEY CLASS SHARES AFTER SEVEN YEARS.
   FUND BASICS


INVESTMENT DETAILS
INVESTMENT OBJECTIVE
TREASURY FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES
FMR invests the fund's assets in U.S. Treasury securities and repurchase agreements for those securities. FMR does not enter into reverse repurchase agreements for the fund.
   FMR general    ly intends to maintain    the fund's
dollar-weighted average maturity    at     60 days or less.
In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income. DESCRIPTION OF PRINCIPAL SECURITY TYPES
MONEY MARKET SECURITIES are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank
certificates of deposit,    bank     acceptances   , bank     time
deposits, notes, commercial paper and U.S. Government securities.
U.S. GOVERNMENT SECURITIES are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.
   A R    EPURCHASE AGREEMENT    is an     agreement to buy a security
at one price and    a     simultaneous agreement to sell it back at
a   n agreed-upon     price.
PRINCIPAL INVESTMENT RISKS
Many factors affect the fund's performance. The fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments
could cause the fund's share price to decrease.    While the fund will
be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance.
    It is important to note that neither the fund nor its yield
   is     guaranteed by the U.S. Government.
The following factors may significantly affect a fund's performance:
INTEREST RATE CHANGES. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services industry can be more sensitive to interest rate changes. Short-term securities tend to
react to changes in short-term    interest     rates.
ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of
changes. If    the     structure    of a security     fails to
function as intended, the security could decline in value.
FUNDAMENTAL INVESTMENT POLICIES
The polic   y     below    is     fundamental, that is, subject to
change only by shareholder approval.
TREASURY FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
VALUING SHARES
The fund is open for business each day the New York Stock Exchange
(NYSE) is open.
   A class's net asset value per share (NAV) is the value of a single share. Fidelity(registered trademark) normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing the each class's NAV.
To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.
The fund's assets are valued on the basis of amortized cost. SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES
GENERAL INFORMATION
For account, product and service information, please use the following phone numbers:
(small solid bullet) If you are investing through a broker-dealer or insurance representative, 1-800-522-7297 (8:30 a.m.-7:00 p.m. Eastern time, Monday through Friday).
(small solid bullet) If you are investing through a bank representative, 1-800-843-3001 (8:30 a.m.-7:00 p.m. Eastern time,
Monday through Friday).
Please use the following addresses:
BUYING OR SELLING SHARES
Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048
You may buy or sell Class B or Class C shares of the fund through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling and exchanging Class B or Class C shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Class B or Class C shares of the fund, including a transaction fee if you buy or sell Class B or Class C shares of the fund through a broker or other investment professional.
Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).
The different ways to set up (register) your account with Fidelity are listed in the following table.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
RETIREMENT
FOR TAX-ADVANTAGED RETIREMENT SAVINGS
(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) (solid bullet) ROTH IRAS
(solid bullet) ROTH CONVERSION IRAS
(solid bullet) ROLLOVER IRAS
(solid bullet) 401(K) PLANS, AND CERTAIN OTHER 401(A)-QUALIFIED PLANS (solid bullet) SIMPLE IRAS
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)
(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
TRUST
FOR MONEY BEING INVESTED BY A TRUST
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS
BUYING SHARES
Class B and Class C shares of the fund may be bought directly only in connection with the Fidelity Advisor Systematic Exchange Program (the Program) for purposes of exchanging into Class B or Class C shares, as applicable, of the Fidelity Advisor funds or by exchange from Class B or Class C shares of the Fidelity Advisor funds.
Class B and Class C shares bought in connection with the Program must be exchanged into Class B or Class C shares of Fidelity Advisor funds within 18 months of purchase. For more information regarding the Program, see "Account Features and Policies" beginning on page
       .
The price to buy one share of Class B or Class C is the class's NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a contingent deferred sales charge (CDSC) upon redemption.
   Your shares will be bought at the next NAV calculated after your order is received in proper form.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.
The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
When you place an order to buy shares, note the following:
(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large purchases.
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
(small solid bullet) If when you place your wire purchase order you indicate that Fidelity will receive your wire that day, your wire must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on the day of purchase.
Class B and Class C shares can be    bought     or sold through
investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

MINIMUMS
TO OPEN AN ACCOUNT
By Exchange from:
(small solid bullet) Fidelity Advisor fund                 $1,000
(small solid bullet) Certain Fidelity Advisor retirement
accountsA                                                  $500
Program account                                            $10,000
TO ADD TO AN ACCOUNT
By Exchange from:
(small solid bullet) Fidelity Advisor fund                 $   10    0
Program account                                            None
MINIMUM BALANCE
By Exchange from:
(small solid bullet) Fidelity Advisor fund                 $500
(small solid bullet) Certain Fidelity Advisor retirement
accountsA                                                  None
Program account                                            None
A     FIDELITY ADVISOR TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA,
ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.
There is no minimum account balance or initial or subsequent purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, the fund may waive or lower purchase minimums in other circumstances.
PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS
B SHARES.
PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR CLASS C SHARES. THIS LIMIT DOES NOT APPLY TO PURCHASES OF CLASS C SHARES MADE BY AN EMPLOYEE BENEFIT PLAN.

KEY INFORMATION

PHONE            TO OPEN AN ACCOUNT
                 (bullet)
                 Exchange from the same
                 class of a Fidelity Advisor
                 fund. Call your
                 investment professional
                 or call Fidelity at the
                 appropriate number
                 found in "General
                 Information."
                 TO ADD TO AN
                 ACCOUNT
                 (bullet)
                 Exchange from the same
                 class of a Fidelity Advisor
                 fund. Call your
                 investment professional
                 or call Fidelity at the
                 appropriate number
                 found in "General
                 Information."

MAIL             TO OPEN AN
FIDELITY         ACCOUNT
INVESTMENTS      (bullet)
P.O. BOX 770002  Complete and sign the
CINCINNATI, OH   application. Make your
45277-0081       check payable to the
                 complete name of the
                 fund and note the
                 applicable class. Mail to
                 your investment
                 professional or to the
                 address at left.
                 TO ADD TO AN
                 ACCOUNT
                 (bullet)
                 Make your check
                 payable to the complete
                 name of the fund and
                 note the applicable
                 class. Include your fund
                 account number on your
                 check and mail to your
                 investment professional
                 or to the address at left.
                 (bullet)
                 Exchange from the same
                 class of a Fidelity Advisor
                 fund. Send a letter of
                 instruction to your
                 investment professional or
                 to the address at left,
                 including your name, the
                 funds' names, the
                 applicable class names,
                 the fund account
                 numbers, and the dollar
                 amount or number of
                 shares to be exchanged.

IN PERSON        TO OPEN AN
                 ACCOUNT
                 (bullet)
                 Bring your application
                 and check to your
                 investment professional.
                 TO ADD TO AN
                 ACCOUNT
                 (bullet)
                 Bring your check to your
                 investment professional.

WIRE             TO OPEN AN
                 ACCOUNT
                 (bullet)
                 Call your investment
                 professional or call
                 Fidelity at the
                 appropriate number
                 found in "General
                 Information" to set up
                 your account and to
                 arrange a wire
                 transaction.
                 (bullet)
                 Wire to: Banker's Trust
                 Company, Bank Routing
                 # 021001033, Account
                 # 00159759.
                 (bullet)
                 Specify the complete
                 name of the fund, note
                 the applicable class, and
                 include your new fund
                 account number and
                 your name.
                 TO ADD TO AN
                 ACCOUNT
                 (bullet)
                 Call your investment
                 professional or call
                 Fidelity at the
                 appropriate number
                 found in "General
                 Information" to arrange
                 a wire transaction.
                 (bullet)
                 Wire to: Banker's Trust
                 Company, Bank Routing
                 # 021001033, Account
                 # 00159759.
                 (bullet)
                 Specify the complete
                 name of the fund, note
                 the applicable class, and
                 include your fund
                 account number and
                 your name.

AUTOMATICAL      TO OPEN AN ACCOUNT
LY               (bullet)
                 Not available.
                 TO ADD TO AN
                 ACCOUNT
                 (bullet)
                 Use Fidelity Advisor
                 Systematic Exchange
                 Program to exchange
                 from Class B or Class C
                 of a Fidelity Advisor
                 fund.

SELLING SHARES
The price to sell one share of each class is the class's NAV, minus any applicable CDSC.
Your shares will be sold at the next NAV calculated after your order is received in proper form, minus any applicable CDSC.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to sell more than $100,000 worth of
shares   ;
(small solid bullet) Your account registration has changed within the
last 30 days   ;
(small solid bullet) The check is being mailed to a different address
than the one on your account (record address)   ;
(small solid bullet) The check is being made payable to someone other
than the account owner   ;     or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. When you place an order to sell shares, note the following:
(small solid bullet) If you are selling some but not all of your shares, leave at least $500 worth of shares in the account to keep it open, except accounts not subject to account minimums.
(small solid bullet) You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.
(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
(small solid bullet) Redemption proceeds (other than exchanges) may be
delayed until    money from prior purchases sufficient to cover your
redemption has been received and collected. This can take up to seven business days after a purchase.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of the fund.
(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.
(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY INFORMATION

PHONE            (bullet)
                 Call your investment
                 professional or call
                 Fidelity at the
                 appropriate number
                 found in "General
                 Information" to initiate a
                 wire transaction or to
                 request a check for your
                 redemption.
                 (bullet)
                 Exchange to the same
                 class of a Fidelity Advisor
                 fund. Call your
                 investment professional
                 or call Fidelity at the
                 appropriate number
                 found in "General
                 Information."

MAIL:            INDIVIDUAL, JOINT
FIDELITY         TENANT,
INVESTMENTS      SOLE PROPRIETORSHIP,
P.O. BOX 770002  UGMA, UTMA
CINCINNATI, OH   (bullet)
45277-0081       Send a letter of
                 instruction to your
                 investment professional
                 or to the address at left,
                 including your name, the
                 fund's name, the
                 applicable class name,
                 your fund account
                 number, and the dollar
                 amount or number of
                 shares    to be     sold. The
                 letter of instruction must
                 be signed by all persons
                 required to sign for
                 transactions, exactly as
                 their names appear on
                 the account.
                 RETIREMENT ACCOUNT
                 (bullet)
                 The account owner
                 should complete a
                 retirement distribution
                 form. Call your
                 investment professional
                 or call Fidelity at the
                 appropriate number
                 found in "General
                 Information" to request
                 one.
                 TRUST
                 (bullet)
                 Send a letter of
                 instruction to your
                 investment professional
                 or to the address at left,
                 including the trust's
                 name, the fund's name,
                 the applicable class
                 name, the trust's fund
                 account number, and the
                 dollar amount or number
                 of shares    to be     sold. The
                 trustee must sign the
                 letter of instruction
                 indicating capacity as
                 trustee. If the trustee's
                 name is not in the
                 account registration,
                 provide a copy of the trust
                 document certified within
                 the last 60 days.
                 BUSINESS OR
                 ORGANIZATION
                 (bullet)
                 Send a letter of
                 instruction to your
                 investment professional
                 or to the address at left,
                 including the firm's
                 name, the fund's name,
                 the applicable class
                 name, the firm's fund
                 account number, and the
                 dollar amount or number
                 of shares    to be     sold. At
                 least one person
                 authorized by corporate
                 resolution to act on the
                 account must sign the
                 letter of instruction.
                 (bullet)
                 Include a corporate
                 resolution with corporate
                 seal or a signature
                 guarantee.
                 EXECUTOR,
                 ADMINISTRATOR,
                 CONSERVATOR,
                 GUARDIAN
                 (bullet)
                 Call your investment
                 professional or call
                 Fidelity at the
                 appropriate number
                 found in "General
                 Information" for
                 instructions.

IN PERSON        INDIVIDUAL, JOINT
                 TENANT,
                 SOLE PROPRIETORSHIP,
                 UGMA, UTMA
                 (bullet)
                 Bring a letter of
                 instruction to your
                 investment professional.
                 The letter of instruction
                 must be signed by all
                 persons required to sign
                 for transactions, exactly
                 as their names appear on
                 the account.
                 RETIREMENT ACCOUNT
                 (bullet)
                 The account owner
                 should complete a
                 retirement distribution
                 form. Visit your
                 investment professional
                 to request one.
                 TRUST
                 (bullet)
                 Bring a letter of
                 instruction to your
                 investment professional.
                 The trustee must sign the
                 letter of instruction
                 indicating capacity as
                 trustee. If the trustee's
                 name is not in the
                 account registration,
                 provide a copy of the trust
                 document certified within
                 the last 60 days.
                 BUSINESS OR
                 ORGANIZATION
                 (bullet)
                 Bring a letter of
                 instruction to your
                 investment professional.
                 At least one person
                 authorized by corporate
                 resolution to act on the
                 account must sign the
                 letter of instruction.
                 (bullet)
                 Include a corporate
                 resolution with corporate
                 seal or a signature
                 guarantee.
                 EXECUTOR,
                 ADMINISTRATOR,
                 CONSERVATOR,
                 GUARDIAN
                 (bullet)
                 Visit your investment
                 professional for
                 instructions.

AUTOMATICAL      (bullet)
LY               Use Fidelity Advisor
                 Systematic Exchange
                 Program to exchange to
                 the same class of a
                 Fidelity Advisor fund.
                 (bullet)
                 Use Fidelity Advisor
                 Systematic Withdrawal
                 Program to set up
                 periodic redemptions
                 from your Class B or
                 Class C account.

EXCHANGING SHARES
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
As a Class B or Class C shareholder you have the privilege of exchanging Class B or Class C shares for Class B or Class C shares, as applicable, of a Fidelity Advisor fund.
However, you should note the following policies and restrictions governing exchanges:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Currently, there is no limit on the number of exchanges out of the fund.
(small solid bullet) The fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
The fund may terminate or modify the exchange privilege in the future. Other funds may have different exchange restrictions, and may impose trading fees of up to 1.00% of the amount exchanged. Check each fund's prospectus for details.
ACCOUNT FEATURES AND POLICIES
FEATURES
The following features are available to buy and sell shares of the fund.
AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.


FIDELITY
ADVISOR
SYSTEMATIC
EXCHANGE
PROGRAM
TO MOVE MONEY
FROM CLASS B OR
CLASS C OF
TREASURY FUND TO
THE SAME CLASS OF
A FIDELITY ADVISOR
FUND

MINIMUM              FREQUENCY                                  PROCEDURES
$100                 Monthly, quarterly,                        (bullet) To set up
                     semi-annually, or                          a Program account, call
                     annually                                   your investment
                                                                professional or call
                                                                Fidelity at the
                                                                appropriate number
                                                                found in "General
                                                                Information."
                                                                (bullet) To make
                                                                changes, call your
                                                                investment
                                                                professional or call
                                                                Fidelity at the
                                                                appropriate number
                                                                found in "General
                                                                Information." Call at
                                                                least 2 business days
                                                                prior to your next
                                                                scheduled exchange
                                                                date.
                                                                (bullet) The
                                                                account from which
                                                                the exchanges are to
                                                                be processed must
                                                                have a minimum
                                                                balance of $10,000.
                                                                The account into
                                                                which the exchange is
                                                                being processed must
                                                                have a minimum
                                                                balance of $1,000.
                                                                (bullet) Class B
                                                                and Class C shares
                                                                must be exchanged
                                                                for Class B or Class C
                                                                shares, as applicable,
                                                                of a Fidelity Advisor
                                                                fund within 18
                                                                months from the date
                                                                of purchase.
                                                                (bullet) The
                                                                Program is not
                                                                recommended for
                                                                purchasing Class B
                                                                shares of Fidelity
                                                                Advisor Intermediate
                                                                Bond Fund or Fidelity
                                                                Advisor Intermediate
                                                                Municipal Income
                                                                Fund by exchange
                                                                because of their CDSC
                                                                schedules. Call your
                                                                investment
                                                                professional or call
                                                                Fidelity at the
                                                                appropriate number
                                                                found in "General
                                                                Information" for
                                                                additional
                                                                information.


FIDELITY
ADVISOR
SYSTEMATIC
WITHDRAWAL
PROGRAM
TO SET UP PERIODIC
REDEMPTIONS FROM
YOUR CLASS B OR
CLASS C ACCOUNT TO
YOU OR TO YOUR
BANK CHECKING
ACCOUNT.

MINIMUM              MAXIMUM              FREQUENCY             PROCEDURES
$100                 $50,000              Monthly or quarterly  (bullet) Accounts
                                                                with a value of
                                                                $10,000 or more in
                                                                Class B or Class C
                                                                shares are eligible for
                                                                this program.
                                                                (bullet) To set up,
                                                                call your investment
                                                                professional or call
                                                                Fidelity at the
                                                                appropriate number
                                                                found in "General
                                                                Information" for
                                                                instructions.
                                                                (bullet) To make
                                                                changes, call your
                                                                investment professional
                                                                or call Fidelity at the
                                                                appropriate number
                                                                found in "General
                                                                Information." Call at
                                                                least 10 business days
                                                                prior to your next
                                                                scheduled withdrawal
                                                                date.
                                                                (bullet) Aggregat
                                                                e redemptions per
                                                                12-month period from
                                                                your Class B or Class
                                                                C account may not
                                                                exceed 10% of the
                                                                account value and are
                                                                not subject to a CDSC.
                                                                (bullet) You may
                                                                set your withdrawal
                                                                amount as a
                                                                percentage of the
                                                                value of your account
                                                                or a fixed dollar
                                                                amount.


OTHER FEATURES. The following other features are also available to buy and sell shares of the fund.
WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM. (bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account.
(bullet) Call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
(bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
(bullet) To add the wire feature or    to     change the bank account
designated to receive redemption proceeds    at any time prior to
making a redemption request    , you should send a letter of
instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."
POLICIES
The following policies apply to you as a shareholder.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund and certain transactions through automatic investment or withdrawal programs).
(small solid bullet) Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
(small solid bullet) Financial reports (every six months).
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses. Call your investment professional if you need historical account information.
You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.
If your ACCOUNT BALANCE falls below $500 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus any applicable CDSC, on the day your account is closed.
Fidelity may charge a FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
The fund earns interest, dividends and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gains distributions.
Distributions you receive from the fund consist primarily of dividends. The fund normally declares dividends daily and pays them monthly.
You may request to have dividends relating to Class B and Class C shares redeemed from an account closed during the month paid when the account is closed. The fund reserves the right to limit this service. EARNING DIVIDENDS
Class B and Class C shares begin to earn dividends on the first business day following the day your payment is received.
Class B and Class C shares earn dividends until, but not including, the next business day following the day of redemption.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each class's distributions:
1. REINVESTMENT OPTION. Your dividends and capital gains distributions, if any, will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. Your dividends and capital gains distributions, if any, will be paid in cash.
Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.
If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.
TAX CONSEQUENCES
As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains.
Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.
   FUND SERVICES


FUND MANAGEMENT
Treasury Fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.
Fidelity Management & Research Company (FMR) is the fund's manager.
As of    April 30    , 1998, FMR had    approximately     $   529
billion in discretionary assets under management.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, is an affiliate of FMR and serves as sub-adviser for the
fund. As of    May 1    , 1998, FIMM had    approximately     $   99
billion     in discretionary assets under management. FIMM is
primarily responsible for choosing investments for the fund.
The fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised the fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on the fund.
Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions. The fund pays a management fee to FMR.
The management fee is calculated and paid to FMR every month.
The fund's annual management fee rate is 0.25% of its average net assets.
FMR pays FIMM for providing assistance with investment advisory services.
FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements can decrease a class's expenses and boost its performance.
FUND DISTRIBUTION
The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio. Fidelity Distributors Corporation (FDC) distributes the class's shares.
You may pay a sales charge when you sell your Class B or Class C shares.
FDC collects the sales charge.
Your Class B shares    bought     by exchange retain the contingent
deferred sales charge (CDSC) schedule that was in effect when you
originally    bought     the Fidelity Advisor fund Class B shares that
you exchanged for Class B shares of the fund.
Class B shares    bought     directly in connection with the Program
may be assessed a CDSC based on the following schedule:

FROM DATE OF PURCHASE    CONTINGENT DEFERRED
                         SALES CHARGE

LESS THAN 1 YEAR          5%

1 YEAR TO LESS THAN 2     4%
YEARS

2 YEARS TO LESS THAN 3    3%
YEARS

3 YEARS TO LESS THAN 4    3%
YEARS

4 YEARS TO LESS THAN 5    2%
YEARS

5 YEARS TO LESS THAN 6    1%
YEARS

6 YEARS TO LESS THAN 7    0%
YEARSA

A AFTER SEVEN YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO DAILY MONEY CLASS SHARES OF THE FUND.
Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 4.00% of your direct purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gains distributions, investment professionals do not receive a concession at the time of sale.
Class C shares may, upon redemption within one year of purchase, be assessed a CDSC of 1.00%.
Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an employee benefit plan or through reinvestment of dividends or capital gains distributions, investment professionals do not receive a concession at the time of sale.
The CDSC for Class B and Class C shares will be calculated based on the lesser of the cost of the Class B or Class C shares, as applicable, at the initial date of purchase or the value of those Class B or Class C shares, as applicable, at redemption, not including any reinvested dividends or capital gains, if any. Class B and Class C shares acquired through reinvestment of dividends or capital gains distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B or Class C shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class B or Class C shares that have been held for the longest period of time.
The CDSC on Class B and Class C shares may be waived:
1. In cases of disability or death, provided that the shares are sold within one year following the death or the initial determination of disability;
2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 701/2 which are permitted without penalty pursuant to the Internal Revenue Code;
3. In connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program; or
4.    (Applicable to Class C only)     In connection with any
redemptions from an employee benefit plan. Employee benefit plan investors must meet additional requirements specified in the fund's SAI.
REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class B or Class C shares, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or a Fidelity Advisor fund, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, will be reimbursed to you by reinvesting that amount in Class B or Class C shares, as applicable. You must reinstate your Class B or Class C shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class B or Class C shares had not been redeemed.
CONVERSION FEATURE. After a maximum of seven years from the initial date of purchase, Class B shares convert automatically to Daily Money Class shares of the fund. Conversion to Daily Money Class shares will be made at NAV. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains, if any, (Dividend Shares) will also convert to Daily Money Class shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.
   Daily Money Class shares     are offered at NAV. Daily Money Class
has adopted a Distribution and Service Plan    pursuant to Rule 12b-1
under the Investment Company Act of 1940    . Under the Plan, Daily
Money Class currently pay   s     FDC a monthly 12b-1 fee    at an
annual rate     of 0.25% of its average net assets    throughout the
month    .    In addition, t    he Daily Money Class Plan recognizes
that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection
with    providing services intended to result in the sale of Daily
Money Class shares and/or shareholder support services    , including
payments made to intermediaries that provide    those services    .
   Currently, t    he Board of Trustees of the fund has authorized
such payments.
Class B of Treasury Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class B is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.
In addition, pursuant to the Class B plan, Class B pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.
FDC may reallow up to the full amount of the Class B 12b-1 (service) fee to intermediaries, such as banks, broker-dealers and other service-providers for providing shareholder support services.
Class C of Treasury Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class C is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.
In addition, pursuant to the Class C plan, Class C pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.
   Normally, after the first year of investment, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fee to intermediaries, such as banks, broker-dealers and other service-providers for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee to intermediaries for providing shareholder support services.
For purchases of Class C shares made for an employee benefit plan or through reinvestment of dividends or capital gains distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fee paid by such shares to intermediaries for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee paid by such shares to intermediaries for providing shareholder support services.
Because 12b-1 fees are paid out of    each class's     assets on an
ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.
In addition,    each     plan specifically recognize   s     that FMR
may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of the applicable class's shares and/or shareholder support services, including payments made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class B and Class C.
To receive sales concessions and payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.
FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell or to buy shares of the fund to any person to whom it is unlawful to make such offer. APPENDIX


FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand Class B's financial history for the past four years and Class C's financial history for the past year. Certain information reflects financial results for a single class share. Total returns for each period include the reinvestment of all dividends and distributions.
This information has been audited by    PricewaterhouseCoopers
LLP    , independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's Annual Report. A free copy of the Annual Report is available upon request.

ADVISOR B CLASS
SELECTED
PER-SHARE
DATA AND
RATIOS

YEARS ENDED     1998     1997     1996E      1996F    1995F    1994G
OCTOBER 31

NET ASSET       $ 1.000  $ 1.000  $ 1.000    $ 1.000  $ 1.000  $ 1.000
VALUE,
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET             .042     .041     .010       .043     .042     .002
INVESTMENT
INCOME

LESS
DISTRIBUTIONS

 FROM NET        (.042)   (.041)   (.010)     (.043)   (.042)   (.002)
INVESTMENT
INCOME

NET ASSET       $ 1.000  $ 1.000  $ 1.000    $ 1.000  $ 1.000  $ 1.000
VALUE, END OF
PERIOD

TOTAL            4.26%    4.20%    1.01%      4.33%    4.28%    .25%
RETURNB,C

NET ASSETS,     $ 76     $ 46     $ 20       $ 40     $ 3      $ 1
END OF PERIOD
(IN MILLIONS)

RATIO OF         1.40%D   1.39%D   1.35%A,D   1.35%D   1.35%D   1.35%A,D
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF NET     4.16%    4.24%    3.96%A     4.13%    4.22%    3.03%A
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E THREE MONTHS ENDED OCTOBER 31
F YEAR ENDED JULY 31
G FOR JULY 1, 1994 (COMMENCEMENT OF SALE OF ADVISOR B CLASS SHARES) TO JULY 31, 1994

ADVISOR C CLASS
SELECTED PER-SHARE DATA AND
RATIOS

YEAR ENDED OCTOBER 31           1998E

NET ASSET VALUE, BEGINNING      $ 1.000
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME           .041

LESS DISTRIBUTIONS

 FROM NET INVESTMENT             (.041)
INCOME

NET ASSET VALUE, END OF         $ 1.000
PERIOD

TOTAL RETURNB,C                  4.22%

NET ASSETS, END OF PERIOD (IN   $ 16
MILLIONS)

RATIO OF EXPENSES TO             1.40%A,D
AVERAGE NET ASSETS

RATIO OF NET INVESTMENT          4.24%A
INCOME TO AVERAGE NET
ASSETS

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF ADVISOR C CLASS SHARES) TO OCTOBER 31, 1998.







You can obtain additional information about the fund. The fund's
SAI     includes more detailed information about the fund and its
investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual
reports include a discussion of the fund's holdings    and
performance    .
For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at
1-   888-622-3175    .
The SAI, the fund's annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room. INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 2-78458
Fidelity, Fidelity Investments, Fidelity Investments & (Pyramid) Design, and the Pyramid Design are registered trademarks of FMR Corp.
   1.538747.101   DMFB/DMFC-pro-1298
FIDELITY CASH MANAGEMENT FUNDS
PRIME FUND: CAPITAL RESERVES CLASS AND DAILY MONEY CLASS
    TREASURY FUND: CAPITAL RESERVES CLASS, DAILY MONEY CLASS, ADVISOR
B CLASS AND ADVISOR C CLASS        TAX-EXEMPT FUND: CAPITAL RESERVES
CLASS AND DAILY MONEY CLASS
FUNDS OF NEWBURY STREET TRUST
STATEMENT OF ADDITIONAL INFORMATION
DECEMBER 30, 1998
This Statement of Additional Information (SAI) is not a prospectus. Portions of the funds' Annual Report are incorporated herein. The Annual Report is supplied with this SAI.
To obtain a free additional copy of a Prospectus, dated December 30, 1998 or an Annual Report, please call Fidelity(registered trademark)
at 1-8   88-622-3175    .
TABLE OF CONTENTS               PAGE

INVESTMENT POLICIES AND         2
LIMITATIONS

PORTFOLIO TRANSACTIONS          6

VALUATION                       7

PERFORMANCE                     7

ADDITIONAL PURCHASE, EXCHANGE   23
AND REDEMPTION INFORMATION

DISTRIBUTIONS AND TAXES         23

TRUSTEES AND OFFICERS           24

CONTROL OF INVESTMENT ADVISERS  26

MANAGEMENT CONTRACTS            26

DISTRIBUTION SERVICES           30

TRANSFER AND SERVICE AGENT      32
AGREEMENTS

DESCRIPTION OF THE TRUST           32

FINANCIAL STATEMENTS            33

APPENDIX                        33

For more information on any Fidelity fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before you invest or send money. (fidelity_logo_graphic) 82 Devonshire Street, Boston, MA 02109
DMF-ptb-1298         1.539174.101
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
INVESTMENT LIMITATIONS OF PRIME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2)        issue senior securities, except    in connection with the
insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as
otherwise     permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
 SHAREHOLDER NOTICE. Prime Fund does not intend to purchase futures contracts or options on futures contracts. This operating policy may be changed only upon approval by the Board of Trustees and 60 days' notice to shareholders.
INVESTMENT LIMITATIONS OF TREASURY FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2)        issue senior securities   ,     except    in connection
with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as
otherwise     permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(vii) The fund does not currently intend to make loans, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
 SHAREHOLDER NOTICE. Treasury Fund invests only in U.S. Treasury securities and repurchase agreements for those securities. This operating policy may be changed only upon 90 days' notice to shareholders. Treasury Fund does not intend to purchase futures contracts or options on futures contracts. This operating policy may be changed only upon approval by the Board of Trustees and 60 days' notice to shareholders.
INVESTMENT LIMITATIONS OF TAX-EXEMPT FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities, or securities of other investment companies), if as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2)        issue senior securities, except    in connection with the
insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as
otherwise     permitted under the Investment Company Act of 1940;
(3)        make short sales of securities;
(4) purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;
(5) borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed the 33 1/3% of the fund's assets by reason of a decline in net assets will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(6) underwrite any issue of securities; except to the extent that the purchase of municipal bonds in accordance with the fund's investment objective, policies, and restrictions, either directly from the issuer, or from an underwriter for an issuer, may be deemed underwriting;
(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(8) purchase or sell real estate, but this shall not prevent the fund from investing in municipal bonds or other obligations secured by real estate or interests therein;
(9)        purchase or sell commodities or commodity (futures)
contracts;
(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or
(11)        invest in oil, gas or other mineral exploration or
development programs.
(12) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.
(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(iv) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.
(v) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitations (1), (i) and (7), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For purposes of limitation (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
With respect to limitation (iii), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES represent interests in pools of purchase contracts, financing leases, or sales agreements entered into by municipalities, mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding. CENTRAL CASH FUNDS are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity and diversification of their investments.
DOMESTIC AND FOREIGN INVESTMENTS include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.
The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.
Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.
Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.
ILLIQUID SECURITIES cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. Tax-Exempt Fund currently intends to participate in this program only as borrowers. A fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
       MONEY MARKET INSURANCE.    Each fund participates in a mutual
insurance company solely with other funds advised by FMR or its affiliates. This company provides insurance coverage for losses on certain money market instruments held by a participating fund (eligible instruments), including losses from nonpayment of principal or interest or a bankruptcy or insolvency of the issuer or credit support provider, if any. The insurance does not cover losses resulting from changes in interest rates or other market developments. Each fund pays an annual premium for the insurance coverage and may be subject to a special assessment of up to approximately two and one-half times the fund's annual gross premium if covered losses exceed certain levels. A participating fund may recover no more than $100 million annually, including all other claims of insured funds, and may only recover if the amount of the loss exceeds 0.30% of its eligible instruments. Each fund may incur losses regardless of the insurance.
MONEY MARKET SECURITIES are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold these obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the purchaser a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the issue.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations. If a municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
MUNICIPAL MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected and the Trustees would reevaluate the fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for a fund to maintain a stable net asset value per share
(NAV)    .
EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
ELECTRIC UTILITIES. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand,
(d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.
HEALTH CARE. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.
TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.
WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
REPURCHASE AGREEMENTS involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.
SHORT SALES "AGAINST THE BOX" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). Short sales against the box could be used
to protect the    NAV     of the fund in anticipation of increased
interest rates, without sacrificing the current yield of the securities sold short. If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs in connection with opening and closing short sales against the box.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the credit or liquidity enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.
Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds. TEMPORARY DEFENSIVE POLICIES. Tax-Exempt Fund reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary defensive purposes.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.
WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.
A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and investment accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and, if applicable, arrangements for payment of fund expenses.
If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.
Each fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other investment accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).
For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.
The receipt of research from broker-dealers that execute transactions on behalf of a fund may be useful to FMR in rendering investment management services to that fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to a fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts. Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.
Subject to applicable limitations of the federal securities laws, a fund may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to that fund or its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LL (FBSJ), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.
FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for investment accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For the fiscal years ended October 31,    1998,     and 1997, the
fiscal period ended October 31, 1996, and the fiscal year ended July 31, 1996, Prime Fund and Treasury Fund paid no brokerage commissions.
For the fiscal years ended October 31,    1998,     1997 and 1996,
Tax-Exempt Fund paid no brokerage commissions.
For the fiscal year ended October 31, 1998   ,     the funds paid no
brokerage commissions to firms that provided research services.
The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds managed by FMR or investment accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
Each class's    NAV     is the value of a single share. The NAV of
each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.
Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.
Securities of other open-end investment companies are valued at their respective NAVs.
At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate. PERFORMANCE
A class may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each class's yield and return fluctuate in response to market conditions and other factors.
YIELD CALCULATIONS. To compute the yield for each class of a fund for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. Each class of a fund also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current yield, each class of a fund may quote yields in advertising based on any historical seven-day period. Yields for each class of a fund are calculated on the same basis as other money market funds, as required by applicable regulation.
Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, a class's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing a class's current yield. In periods of rising interest rates, the opposite can be expected to occur.
The tax-equivalent yield of a class of a municipal fund is the rate an investor would have to earn from a fully taxable investment before taxes to equal a class's tax-free yield. Tax-equivalent yields are calculated by dividing a class's yield by the result of one minus a specified federal income tax rate. If only a portion of a class's yield is tax-exempt, only that portion is adjusted in the calculation. The following table shows the effect of a shareholder's tax status on effective yield under federal income tax laws for 1998. It shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical federally tax-exempt obligations yielding from 2% to 8%. Of course, no assurance can be given that a class of a fund will achieve any specific tax-exempt yield. While Tax-Exempt Fund invests principally in obligations whose interest is exempt from federal income tax, other income received by the fund may be taxable.
EXPECTED 1999(DAGGER) TAX RATES AND TAX-EQUIVALENT YIELDS



                                              FEDERAL       IF
                                              MARGINAL      INDIVI
                                              RATE**        DUAL
                                                            TAX-EX
                                                            EMPT
                                                            YIELD
                                                            IS:

TAXABLE                                                2%     3%     4%     5%     6%     7%      8%
INCOME*

SINGLE                  JOINT                          THEN
RETURN                  RETURN                         TAXABL
                                                       E-EQUI
                                                       VALENT
                                                       YIELD
                                                       IS:

$ 25,751  -  $ 62,450   $ 43,051  -  $ 104,050  28%    2.78%  4.17%  5.56%  6.94%  8.33%  9.72%   11.11%
$ 62,451  -  $ 130,250  $ 104,051 -  $ 158,550  31%    2.90%  4.35%  5.80%  7.25%  8.70%  10.15%  11.59%
$ 130,251 -  $ 283,150  $ 158,551 -  $ 283,150  36%    3.13%  4.69%  6.25%  7.81%  9.38%  10.94%  12.50%
$ 283,151 -  OVER       $ 283,151 -  OVER       39.6%  3.31%  4.97%  6.62%  8.28%  9.93%  11.59%  13.25%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
**        Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
(dagger)        The 1999 tax rates are not expected to be materially
different from the expected 1999 tax rates shown above.
Tax-Exempt Fund may invest a portion of its assets in obligations that are subject to federal income tax. When a fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally tax-free.
RETURN CALCULATIONS. Returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. A class's return may be calculated by using the performance data of a previously existing class prior to the date that the new class commenced operations, adjusted to reflect differences in sales charges but not 12b-1 fees. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual returns covering periods of less than one year are calculated by determining a class's return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a class.
In addition to average annual returns, a class may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax or after-tax basis. Returns may or may not include the effect of a class's maximum sales charge. Excluding a class's sales charge from a return calculation produces a higher return figure. Returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
CALCULATING HISTORICAL FUND RESULTS. The following tables show performance for each class of each fund. Class B and Class C have a maximum CDSC of 5.00% and 1.00%, respectively, which is included in the average annual and cumulative returns. Capital Reserves Class, Daily Money Class, Class B and Class C have a 12b-1 fee of 0.50%, 0.25%, 1.00% and 1.00%, respectively which is included in the 7-day yield, tax-equivalent yield, and average annual and cumulative returns.
HISTORICAL FUND RESULTS. The following tables show 7-day yields and returns for each class of Prime Fund, Treasury Fund and Tax-Exempt Fund and the tax-equivalent yield for each class of Tax-Exempt Fund for the fiscal period ended October 31, 1998. Capital Reserves Class of each fund commenced operations on October 31, 1997. Capital Reserves Class returns prior to that date are those of Daily Money Class, the original class of each fund, which did not have a 12b-1 fee until May 31, 1997. Returns from May 31, 1997 through October 31, 1997 reflect a 12b-1 fee of 0.25%. If Capital Reserves Class's 12b-1 fee had been reflected, returns would have been lower. Effective May 31, 1997, Daily Money Class shares pay a 12b-1 fee of 0.25%. If the Daily Money Class's 12b-1 fee had been reflected, returns prior to May 31, 1997 would have been lower. Class B of Treasury Fund commenced operations on July 1, 1994. Class B's returns prior to that date are those of Daily Money Class, the original class of the fund which did not have a 12b-1 fee at that time. If Class B's 12b-1 fee had been reflected, returns prior to July 1, 1994 would have been lower. Class C of Treasury Fund commenced operations on November 3, 1997. Class C returns prior to that date are those of Class B which reflect a 12b-1 fee of 1.00%. The initial offering of Class B began on July 1, 1994. Class C returns prior to July 1, 1994 are those of Daily Money Class, the original class of the fund, which did not have a 12b-1 fee at that time. If Class C's 12b-1 fee had been reflected, returns prior to July 1, 1994 would have been lower.
The tax-equivalent yields for Tax-Exempt Fund are based on a 36% federal income tax rate.



                                                     AVERAGE                          CUMULATIV
                                                     ANNUAL                           E RETURNS
                                                     RETURNS

                 SEVEN-DA TAX-                       ONE YEAR  FIVE YEARS  TEN YEARS  ONE YEAR   FIVE YEARS  TEN YEARS
                 Y YIELD  EQUIVALENT
                          YIELD



PRIME             4.55%   N/A                         4.89%     4.76%       5.34%      4.89%      26.17%      68.26%
FUND
-
CAPITAL
RESERV
ES
CLASS

PRIME             4.80%   N/A                         5.15%     4.81%       5.37%      5.15%      26.48%      68.68%
FUND
-
DAILY
MONE
Y
CLASS







                                                     AVERAGE                          CUMULATIV
                                                     ANNUAL                           E RETURNS
                                                     RETURNS

                 SEVEN-DA TAX-                       ONE YEAR  FIVE YEARS  TEN YEARS  ONE YEAR   FIVE YEARS  TEN YEARS
                 Y YIELD  EQUIVALENT
                          YIELD




TREASU            4.24%   N/A                         4.78%     4.65%       5.24%      4.78%      25.52%      66.70%
RY
FUND
-
CAPITAL
RESERV
ES
CLASS

TREASU            4.49%   N/A                          5.04%    4.70%       5.27%      5.04%      25.83%      67.12%
RY
FUND
-
DAILY
MONE
Y
CLASS

TREASU            3.74%   N/A                         0.26%     3.88%      N/A         0.26%      20.98%     N/A
RY
FUND
-
ADVIS
OR B
CLASS

TREASU            3.74%   N/A                         3.25%     4.05%       4.94%      3.25%      21.96%      61.98%
RY
FUND
-
ADVIS
OR C
CLASS








                                                     AVERAGE                          CUMULATIV
                                                     ANNUAL                           E RETURNS
                                                     RETURNS

                 SEVEN-DA TAX-                       ONE YEAR  FIVE YEARS  TEN YEARS  ONE YEAR   FIVE YEARS  TEN YEARS
                 Y YIELD  EQUIVALENT
                          YIELD



Tax-E             2.37%    3.70%               2.78%     2.89%       3.50%      2.78%      15.33%      41.06%
xempt
Fund -
Capital
Reserv
es
Class

Tax-E             2.62%    4.09%               3.03%     2.94%       3.53%      3.03%      15.62%      41.41%
xempt
Fund -
Daily
Money
Class



Note: If FMR had not reimbursed certain class expenses during these
periods, each class's    returns     would have been lower.
Note: If FMR had not reimbursed certain class expenses during these periods, each class's yield and the tax equivalent yield for Tax-Exempt Fund would have been:

                 Seven-Day Yield  Tax-Equivalent Yield

Prime Fund -        4.44    %     N/A
Capital
Reserves Class

Prime Fund -        4.69    %     N/A
Daily Money
Class

Treasury Fund       4.12    %     N/A
- Capital
Reserves Class

Treasury Fund       4.38    %     N/A
- Daily Money
Class

Treasury Fund       3.57    %     N/A
- Advisor B
Class

Treasury Fund       3.05    %     N/A
- Advisor C
Class

Tax-Exempt          2.22    %        3.47    %
Fund - Capital
Reserves Class

Tax-Exempt          2.48    %        3.88    %
Fund - Daily
Money Class

The following tables show the income and capital elements of each class's cumulative return. The tables compare each class's return to the record of the Standard & Poor's 500 Index (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each class. The S&P 500 and DJIA comparisons are provided to show how each class's return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investments such as the funds. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical $10,000 investment in each class of each fund during the 10-year period ended 1998 or life of each fund, as applicable, assuming all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments have not been factored into the figures below. During the 10-year period ended October 31, 1998, a hypothetical $10,000 investment in Capital Reserves Class of Prime Fund would have
grown to $   16,826    .



   PRIME FUND - CAPITAL RESERVES CLASS                               INDEXES

Fiscal Value            Value    Value of              Total Value  S&P 500   DJIA     Cost of Living
Year   of               of       Reinvested
Ended  Initial          Reinv    Capital Gain
       $10,00           ested    Distributions
       0                Divide
       Invest           nd
       ment             Distrib
                        utions

1998   $                $        $ 0                   $ 16,826     $ 51,835  $ 52,795  $ 13,644
       10,              6,8
       000              26

1997   $                $        $ 0                   $ 16,042     $ 42,491  $ 44,953  $ 13,444
       10,              6,0
       000              42

1996   $                $        $ 0                   $ 15,269     $ 32,162  $ 35,753  $ 13,170
       10,              5,2
       000              69

1995   $                $        $ 0                   $ 14,540     $ 25,918  $ 27,599  $ 12,787
       10,              4,5
       000              40

1994   $                $        $ 0                   $ 13,790     $ 20,498  $ 22,121  $ 12,438
       10,              3,7
       000              90

1993   $                $        $ 0                   $ 13,336     $ 19,735  $ 20,275  $ 12,121
       10,              3,3
       000              36

1992   $                $        $ 0                   $ 12,981     $ 17,169  $ 17,263  $ 11,797
       10,              2,9
       000              81

1991   $                $        $ 0                   $ 12,528     $ 15,611  $ 15,947  $ 11,431
       10,              2,5
       000              28

1990   $                $        $ 0                   $ 11,789     $ 11,693  $ 12,260  $ 11,106
       10,              1,7
       000              89

1989   $                $        $ 0                   $ 10,905     $ 12,640  $ 12,774  $ 10,449
       10,              905
       000


Explanatory Notes: With an initial investment of $10,000 in Capital Reserves Class of Prime Fund on November 1, 1988, the net amount invested in Capital Reserves Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,826. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5216 for dividends. The fund did not distribute any capital gains during the period. Capital Reserves class of Prime Fund commenced operations on October 31, 1997. Capital Reserves class returns for the fund prior to that date are those of Daily Money Class, the original class of the fund, which did not have a 12b-1 fee until May 31, 1997. Returns from May 31, 1997 through October 31, 1997 reflect a 12b-1 fee of 0.25%. If Capital Reserves Class's 12b-1 fee had been reflected, returns would have been lower.
During the 10-year period ended October 31, 1998, a hypothetical $10,000 investment in Daily Money Class of Prime Fund would have grown to $16,868.



PRIME FUND - DAILY MONEY CLASS                                        INDEXES

Fiscal   Value            Value    Value of              Total Value  S&P 500   DJIA      Cost of Living
Year     of               of       Reinvested
Ended    Initial          Reinv    Capital Gain
         $10,00           ested    Distributions
         0                Divide
         Invest           nd
         ment             Distrib
                          utions

199      $                $        $ 0                   $ 16,868     $ 51,835  $ 52,795  $ 13,644
8        10,              6,8
         000              68

199      $                $        $ 0                   $ 16,042     $ 42,491  $ 44,953  $ 13,444
7        10,              6,0
         000              42

199      $                $        $ 0                   $ 15,269     $ 32,162  $ 35,753  $ 13,170
6        10,              5,2
         000              69

199      $                $        $ 0                   $ 14,540     $ 25,918  $ 27,599  $ 12,787
5        10,              4,5
         000              40

199      $                $        $ 0                   $ 13,790     $ 20,498  $ 22,121  $ 12,438
4        10,              3,7
         000              90

199      $                $        $ 0                   $ 13,336     $ 19,735  $ 20,275  $ 12,121
3        10,              3,3
         000              36

199      $                $        $ 0                   $ 12,981     $ 17,169  $ 17,263  $ 11,797
2        10,              2,9
         000              81

199      $                $        $ 0                   $ 12,528     $ 15,611  $ 15,947  $ 11,431
1        10,              2,5
         000              28

199      $                $        $ 0                   $ 11,789     $ 11,693  $ 12,260  $ 11,106
0        10,              1,7
         000              89

198      $                $        $ 0                   $ 10,905     $ 12,640  $ 12,774  $ 10,449
9        10,              905
         000


Explanatory Notes: With an initial investment of $10,000 in Daily Money Class of Prime Fund on November 1, 1988, the net amount invested in Daily Money Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,868. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,241 for dividends. The fund did not distribute any capital gains during the period. Effective May 31, 1997, Daily Money Class shares of Prime Fund pay a 12b-1 fee of 0.25%. If Daily Money Class's 12b-1 fee had been reflected, returns prior to May 31, 1997 would have been lower.
During the 10-year period ended October 31, 1998, a hypothetical $10,000 investment in Capital Reserves Class of Treasury Fund would have grown to $16,670.




TREASURY FUND - CAPITAL RESERVES CLASS                                INDEXES

Fiscal   Value            Value    Value of              Total Value  S&P 500          DJIA             Cost of Living
Year     of               of       Reinvested
Ended    Initial          Reinv    Capital Gain
         $10,00           ested    Distributions
         0                Divide
         Invest           nd
         ment             Distrib
                          utions


1998     $                $        $ 0                   $ 16,670     $ 51,835  $ 52,795  $ 13,644
         10,              6,6
         000              70

1997     $                $        $ 0                   $ 15,910     $ 42,491  $ 44,953  $ 13,444
         10,              5,9
         000              10

1996     $                $        $ 0                   $ 15,157     $ 32,162  $ 35,753  $ 13,170
         10,              5,1
         000              57

1995     $                $        $ 0                   $ 14,446     $ 25,918  $ 27,599  $ 12,787
         10,              4,4
         000              46

1994     $                $        $ 0                   $ 13,714     $ 20,498  $ 22,121  $ 12,438
         10,              3,7
         000              14

1993     $                $        $ 0                   $ 13,281     $ 19,735  $ 20,275  $ 12,121
         10,              3,2
         000              81

1992     $                $        $ 0                   $ 12,933     $ 17,169  $ 17,263  $ 11,797
         10,              2,9
         000              33

1991     $                $        $ 0                   $ 12,476     $ 15,611  $ 15,947  $ 11,431
         10,              2,4
         000              76

1990     $                $        $ 0                   $ 11,764     $ 11,693  $ 12,260  $ 11,106
         10,              1,7
         000              64

1989     $                $        $ 0                   $ 10,893     $ 12,640  $ 12,774  $ 10,449
         10,              893
         000


Explanatory Notes: With an initial investment of $10,000 in Capital Reserves Class of Treasury Fund on November 1, 1988, the net amount invested in Capital Reserves Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,670. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,123 for dividends. The fund did not distribute any capital gains during the period. Capital Reserves class of Treasury Fund commenced operations on October 31, 1997. Capital Reserves class returns for the fund prior to that date are those of Daily Money Class, the original class of the fund, which did not have a 12b-1 fee until May 31, 1997. Returns from May 31, 1997 through October 31, 1997 reflect a 12b-1 fee of 0.25%. If Capital Reserves Class's 12b-1 fee had been reflected, returns would have been lower.
During the 10-year period ended October 31, 1998, a hypothetical $10,000 investment in Daily Money Class of Treasury Fund would have grown to $16,712.



TREASURY FUND - DAILY MONEY CLASS                  INDEXES

Fiscal   Value            Value    Value of              Total Value  S&P 500  DJIA       Cost of Living
Year     of               of       Reinvested
Ended    Initial          Reinv    Capital Gain
         $10,00           ested    Distributions
         0                Divide
         Invest           nd
         ment             Distrib
                          utions

1998     $                $        $ 0                   $ 16,712     $ 51,835  $ 52,795  $ 13,644
         10,              6,7
         000              12

1997     $                $        $ 0                   $ 15,910     $ 42,491  $ 44,953  $ 13,444
         10,              5,9
         000              10

1996     $                $        $ 0                   $ 15,157     $ 32,162  $ 35,753  $ 13,170
         10,              5,1
         000              57

1995     $                $        $ 0                   $ 14,446     $ 25,918  $ 27,599  $ 12,787
         10,              4,4
         000              46

1994     $                $        $ 0                   $ 13,714     $ 20,498  $ 22,121  $ 12,438
         10,              3,7
         000              14

1993     $                $        $ 0                   $ 13,281     $ 19,735  $ 20,275  $ 12,121
         10,              3,2
         000              81

1992     $                $        $ 0                   $ 12,933     $ 17,169  $ 17,263  $ 11,797
         10,              2,9
         000              33

1991     $                $        $ 0                   $ 12,476     $ 15,611  $ 15,947  $ 11,431
         10,              2,4
         000              76

1990     $                $        $ 0                   $ 11,764     $ 11,693  $ 12,260  $ 11,106
         10,              1,7
         000              64

1989     $                $        $ 0                   $ 10,893     $ 12,640  $ 12,774  $ 10,449
         10,              893
         000


Explanatory Notes: With an initial investment of $10,000 in Daily Money Class of Treasury Fund on November 1, 1988, the net amount invested in Daily Money Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,712. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,148 for dividends. The fund did not distribute any capital gains during the period. Effective May 31, 1997, Daily Money Class shares of Treasury Fund pay a 12b-1 fee of 0.25%. If Daily Money Class's 12b-1 fee had been reflected, returns prior to May 31, 1997 would have been lower. During the 10-year period ended October 31, 1998, a hypothetical $10,000 investment in Advisor B Class of Treasury Fund would have grown to $16,200.



TREASURY FUND - ADVISOR B CLASS                  INDEXES

Fiscal   Value            Value    Value of              Total Value  S&P 500   DJIA      Cost of Living
Year     of               of       Reinvested
Ended    Initial          Reinv    Capital Gain
         $10,00           ested    Distributions
         0                Divide
         Invest           nd
         ment             Distrib
                          utions


1998     $                $        $ 0                   $ 16,200     $ 51,835  $ 52,795  $ 13,644
         10,              6,2
         000              00

1997     $                $        $ 0                   $ 15,538     $ 42,491  $ 44,953  $ 13,444
         10,              5,5
         000              38

1996     $                $        $ 0                   $ 14,912     $ 32,162  $ 33,753  $ 13,170
         10,              4,9
         000              12

1995     $                $        $ 0                   $ 14,311     $ 25,918  $ 27,599  $ 12,787
         10,              4,3
         000              11

1994     $                $        $ 0                   $ 13,683     $ 20,498  $ 22,121  $ 12,438
         10,              3,6
         000              83

1993     $                $        $ 0                   $ 13,281     $ 19,735  $ 20,275  $ 12,121
         10,              3,2
         000              81

1992     $                $        $ 0                   $ 12,933     $ 17,169  $ 17,263  $ 11,797
         10,              2,9
         000              33

1991     $                $        $ 0                   $ 12,476     $ 15,611  $ 15,947  $ 11,431
         10,              2,4
         000              76

1990     $                $        $ 0                   $ 11,764     $ 11,693  $ 12,260  $ 11,106
         10,              1,7
         000              64

1989     $                $        $ 0                   $ 10,893     $ 12,640  $ 12,774  $ 10,449
         10,              893
         000


Explanatory Notes: With an initial investment of $10,000 in Advisor B Class of Treasury Fund on November 1, 1988, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,200. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,835 for dividends. The fund did not distribute any capital gains during the period. Class B of Treasury Fund commenced operations on July 1, 1994. Class B's returns prior to that date are those of Daily Money Class, the original class of the fund which did not have a 12b-1 fee at that time. If Class B's 12b-1 fee had been reflected, returns prior to July 1, 1994 would have been lower.
During the 10-year period ended October 31, 1998, a hypothetical $10,000 investment in Advisor C Class of Treasury Fund would have grown to $16,198.



TREASURY FUND - ADVISOR C CLASS                  INDEXES

Fiscal   Value            Value    Value    Total Value  S&P 500   DJIA       Cost of Living
Year     of               of       of
Ended    Initial          Reinv    Reinv
         $10,00           ested    ested
         0                Divide   Capita
         Invest           nd       l Gain
         ment             Distrib  Distrib
                          utions   utions







1998     $                $        $ 0      $ 16,198     $ 51,835  $ 52,795  $ 13,644
         10,              6,1
         000              98

1997     $                $        $ 0      $ 15,538     $ 42,491  $ 44,953  $ 13,444
         10,              5,5
         000              38

1996     $                $        $ 0      $ 14,912     $ 32,162  $ 35,753  $ 13,170
         10,              4,9
         000              12

1995     $                $        $ 0      $ 14,311     $ 25,918  $ 27,599  $ 12,787
         10,              4,3
         000              11

1994     $                $        $ 0      $ 13,683     $ 20,498  $ 22,121  $ 12,438
         10,              3,6
         000              83

1993     $                $        $ 0      $ 13,281     $ 19,735  $ 20,275  $ 12,121
         10,              3,2
         000              81

1992     $                $        $ 0      $ 12,933     $ 17,169  $ 17,263  $ 11,797
         10,              2,9
         000              33

1991     $                $        $ 0      $ 12,476     $ 15,611  $ 15,947  $ 11,431
         10,              2,4
         000              76

1990     $                $        $ 0      $ 11,764     $ 11,693  $ 12,260  $ 11,106
         10,              1,7
         000              64

1989     $                $        $ 0      $ 10,893     $ 12,640  $ 12,774  $ 10,449
         10,              893
         000


Explanatory Notes: With an initial investment of $10,000 in Advisor C Class of Treasury Fund on November 1, 1988, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,198. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,834 for dividends. The fund did not distribute any capital gains during the period. Class C of Treasury Fund commenced operations on November 3, 1997. Class C returns prior to that date are those of Class B which reflect a 12b-1 fee of 1.00%. The initial offering of Class B began on July 1, 1994. Class C returns prior to July 1, 1994 are those of Daily Money Class, the original class of the fund, which did not have a 12b-1 fee at that time. If Class C's 12b-1 fee had been reflected, returns prior to July 1, 1994 would have been lower.
During the 10-year period ended October 31, 1998, a hypothetical $10,000 investment in Capital Reserves Class of Tax-Exempt Fund would have grown to $14,106.

TAX-EXEMPT FUND - CAPITAL RESERVES CLASS                  INDEXES

Fiscal   Value            Value    Value of              Total Value  S&P 500   DJIA      Cost of Living
Year     of               of       Reinvested
Ended    Initial          Reinv    Capital Gain
         $10,00           ested    Distributions
         0                Divide
         Invest           nd
         ment             Distrib
                          utions










1998     $                $        $ 0                   $ 14,106     $ 51,835  $ 52,795  $ 13,644
         10,              4,1
         000              06

1997     $                $        $ 0                   $ 13,725     $ 42,491  $ 44,953  $ 13,444
         10,              3,7
         000              25

1996     $                $        $ 0                   $ 13,312     $ 32,162  $ 35,753  $ 13,170
         10,              3,3
         000              12

1995     $                $        $ 0                   $ 12,921     $ 25,918  $ 27,599  $ 12,787
         10,              2,9
         000              21

1994     $                $        $ 0                   $ 12,501     $ 20,498  $ 22,121  $ 12,438
         10,              2,5
         000              01

1993     $                $        $ 0                   $ 12,231     $ 19,735  $ 20,275  $ 12,121
         10,              2,2
         000              31

1992     $                $        $ 0                   $ 11,978     $ 17,169  $ 17,263  $ 11,797
         10,              1,9
         000              78

1991     $                $        $ 0                   $ 11,637     $ 15,611  $ 15,947  $ 11,431
         10,              1,6
         000              37

1990     $                $        $ 0                   $ 11,140     $ 11,693  $ 12,260  $ 11,106
         10,              1,1
         000              40

1989     $                $        $ 0                   $ 10,572     $ 12,640  $ 12,774  $ 10,449
         10,              572
         000


Explanatory Notes: With an initial investment of $10,000 in Capital Reserves Class of Tax-Exempt Fund on November 1, 1988, the net amount invested in Capital Reserves Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $14,106. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $3,446 for dividends. The fund did not distribute any capital gains during the period. Capital Reserves Class of Tax-Exempt Fund commenced operations on October 31, 1997. Capital Reserves Class returns for the fund prior to that date are those of Daily Money Class, the original class of the fund, which did not have a 12b-1 fee until May 31, 1997. Returns from May 31, 1997 through October 31, 1997 reflect a 12b-1 fee of 0.25%. If Capital Reserves Class's 12b-1 fee had been reflected, returns would have been lower.
During the 10-year period ended October 31, 1998, a hypothetical $10,000 investment in Daily Money Class of Tax-Exempt Fund would have grown to $14,141.



TAX-EXEMPT FUND - DAILY MONEY CLASS                  INDEXES

Fiscal   Value            Value    Value of              Total Value  S&P 500   DJIA      Cost of Living
Year     of               of       Reinvested
Ended    Initial          Reinv    Capital Gain
         $10,00           ested    Distributions
         0                Divide
         Invest           nd
         ment             Distrib
                          utions


1998     $                $        $ 0                   $ 14,141     $ 51,835  $ 52,795  $ 13,644
         10,              4,1
         000              41

1997     $                $        $ 0                   $ 13,725     $ 42,491  $ 44,953  $ 13,444
         10,              3,7
         000              25

1996     $                $        $ 0                   $ 13,312     $ 32,162  $ 35,753  $ 13,170
         10,              3,3
         000              12

1995     $                $        $ 0                   $ 12,921     $ 25,918  $ 27,599  $ 12,787
         10,              2,9
         000              21

1994     $                $        $ 0                   $ 12,501     $ 20,498  $ 22,121  $ 12,438
         10,              2,5
         000              01

1993     $                $        $ 0                   $ 12,231     $ 19,735  $ 20,275  $ 12,121
         10,              2,2
         000              31

1992     $                $        $ 0                   $ 11,978     $ 17,169  $ 17,263  $ 11,797
         10,              1,9
         000              78

1991     $                $        $ 0                   $ 11,637     $ 15,611  $ 15,947  $ 11,431
         10,              1,6
         000              37

1990     $                $        $ 0                   $ 11,140     $ 11,693  $ 12,260  $ 11,106
         10,              1,1
         000              40

1989     $                $        $ 0                   $ 10,572     $ 12,640  $ 12,774  $ 10,449
         10,              572
         000


With an initial investment of $10,000 in Daily Money Class of Tax-Exempt Fund on November 1, 1988, the net amount invested in Daily
Money Class shares was $   10,000    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   14,141    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   3,471     for dividends. The fund did not distribute any capital
gains during the period.        Effective May 31, 1997, Daily Money
Class shares of Tax-Exempt Fund pay a 12b-1 fee of 0.25%. If Daily Money Class's 12b-1 fee had been reflected, returns prior to May 31, 1997 would have been lower.
PERFORMANCE COMPARISONS. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank based on yield. In addition to the mutual fund rankings, a class's performance may be compared to stock, bond, and money market mutual fund performance indexes prepared by Lipper or other organizations. When comparing these indexes, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds. From time to time, a class's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a class may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
A class may be compared in advertising to Certificates of Deposit
(CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes. Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates returns in the same method as the funds. The funds may also compare performance to that of other compilations or indexes that may be developed and made available in the future.
A class may compare its performance or the performance of securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT AVERAGES(trademark)/Government, which is reported in IBC's MONEY FUND REPORT(trademark), covers over
   214     government money market funds. IBC's MONEY FUND REPORT
AVERAGES(trademark)/All Taxable, which is reported in IBC's MONEY FUND
REPORT(trademark), covers over    886     taxable money market funds.
IBC's MONEY FUND REPORT AVERAGES(trademark)/All Tax-Free, which is
reported in IBC's MONEY FUND REPORT(trademark), covers over    441
tax-free money market funds.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
A class may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote the fund's current portfolio manager.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of October 31, 1998, FMR advised over $   32     billion in
municipal fund assets,    $115 billion in taxable fixed-income fund
assets,     $118 billion in money market fund assets, $   436
billion in equity fund assets, $   13     billion in international
fund assets, and $   28     billion in Spartan fund assets. The funds
may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each class of a fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A class's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.
ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
CLASS B AND CLASS C SHARES ONLY
The contingent deferred sales charge (CDSC) on Class B and Class C shares may be waived (1) in the case of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability; (2) in connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue Code; (3) in connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program; or (4) (for Class C only) in connection with any redemptions from an employee benefit plan (including 403(b) programs but otherwise as defined by ERISA).
A sales load waiver form must accompany these transactions.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each class's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
DISTRIBUTIONS AND TAXES
DIVIDENDS. Because each fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders. To the extent that a municipal fund's income is designated as federally tax-exempt interest, the dividends declared by the fund are also federally tax-exempt. Short-term capital gains are taxable as dividends, but do not qualify for the dividends-received deduction. Tax-Exempt Fund purchases municipal securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.
Interest on certain "private activity" securities is subject to the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of Tax-Exempt Fund's policies of investing so that at least 80% of its income distributions is free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any.
A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains. Dividends resulting from a recharacterization of gain from the sale of bonds purchased at market discount after April 30, 1993 are not considered income for purposes of Tax-Exempt Fund's policy of investing so that at least 80% of its income distributions is free from federal income tax.
CAPITAL GAINS DISTRIBUTIONS. Each fund may distribute any net realized capital gains once a year or more often, as necessary.
As of October 31, 1998, Prime Fund had a capital loss carryforward
aggregating approximately $   737,000    . This loss carryforward, of
which $   103,000    , $   584,000    ,    $48,000     and $2,000
    will expire on October 31,    2001, 2002, 2003    , and
   2005    , respectively, is available to offset future capital
gains.
As of October 31, 1998, Treasury Fund had a capital loss carryforward
aggregating approximately $   391,000    . This loss carryforward,
   all     of which will expire on October 31,    2001    , is
available to offset future capital gains.
As of October 31, 1998, Tax-Exempt Fund had a capital loss
carryforward aggregating approximately $   68,000    . This loss
carryforward, of which $   65,000     and $   3,000     will expire on
October 31,    2004     and    2005    , respectively, is available to
offset future capital gains.
STATE AND LOCAL TAX ISSUES. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this pass-through to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for this benefit. The tax treatment of your dividends from a fund will be the same as if you directly owned a proportionate share of the U.S. Government securities. Because the income earned on certain U.S. Government securities is exempt from state and local personal income taxes, the portion of dividends from a fund attributable to these securities will also be free from state and local personal income taxes. The exemption from state and local personal income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax-preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds
advised by FMR or its affiliates   .     The business address of each
Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity
Investments   (registered trademark)    , P.O. Box 9235, Boston,
Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
J. GARY BURKHEAD (57), Member of the Advisory Board (1997), is Vice Chairman and a Member of the Board of Directors of FMR Corp. (1997) and President of Fidelity Personal Investments and Brokerage Group
(1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.
RALPH F. COX (66), Trustee, is President of RABAR Enterprises (management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (66), Trustee. Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
ROBERT M. GATES (55), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.
E. BRADLEY JONES (70), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc. (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (65), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of National Arts Stabilization Inc., Chairman of the Board of Trustees of the Greenwich Hospital Association, Director of the Yale-New Haven Health Services Corp. (1998), a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (55), Trustee, is Vice Chairman and Director of FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice
President of Fidelity Magellan   (registered trademark)     Fund and
FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY (65), Trustee (1997), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH (70), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.
MARVIN L. MANN (65), Trustee (1993), is Chairman of the Board, of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp. (imaging and information storage, 1997).
*ROBERT C. POZEN (52), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS (70), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992). BOYCE I. GREER (41), is Vice President of Money Market Funds (1997), Group Leader of the Money Market Group (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Greer served as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of Municipal Fixed-Income Investments (1996-1997).
FRED L. HENNING, JR. (58), is Vice President of Fidelity's Fixed-Income Group (1995), Senior Vice President of FMR (1995), and Senior Vice President of FIMM (1998). Before assuming his current responsibilities, Mr. Henning was head of Fidelity's Money Market Division.
   JOHN J. TODD     (   49    ), Vice President of Prime Fund
(199   8    ), is Vice President of other funds advised by FMR and an
employee of F   IMM.
ROBERT LITTERST (39), Vice President of Treasury Fund (1997), is Vice President of other funds advised by FMR and an employee of
F   IMM.
SCOTT A. ORR (36), Vice President of Tax-Exempt Fund (1995), is Vice President of other funds advised by FMR and an employee of
F   IMM.
ERIC D. ROITER (50), Secretary (1998), is Vice President (1998) and General Counsel of FMR (1998). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior to joining Fidelity, Mr. Roiter was a partner at Debevoise & Plimpton (1981-1997) and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).
RICHARD A. SILVER (50), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
   MATTHEW N. KARSTETTER (37), Deputy Treasurer (1998), is Deputy Treasurer of the Fidelity funds and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).
STANLEY N. GRIFFITH (52), Assistant Vice President (1998), is Assistant Vice President of Fidelity's Fixed-Income Funds (1998) and an employee of FMR Corp.
JOHN H. COSTELLO (52), Assistant Treasurer, is an employee of FMR. LEONARD M. RUSH (52), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON (40), Assistant Treasurer (1996), is Assistant Treasurer of Fidelity's Fixed-Income Funds (1998) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended October 31, 1998, or calendar year ended December 31, 1997, as applicable.

COMPENSATION TABLE


Trustees        and
    Members                    Aggregate             Aggregate              Aggregate                Total
of the Advisory Board                 Compensation          Compensation           Compensation             Compensation
                               from        Prime     from        Treasury   from        Tax-Exempt   from the        Fund
                               FundB,C,   D          FundB                  FundB                    Complex*,A

J. Gary Burkhead**             $        0            $        0             $        0               $        0

Ralph F. Cox                   $        1,787        $        576           $        245             $        214,500

Phyllis Burke Davis            $        1,774        $        573           $        244             $        210,000

Robert M. Gates***             $        1,799        $        581           $        247             $        176,000

Edward C. Johnson 3d**         $        0            $        0             $        0               $        0

E. Bradley Jones               $        1,786        $        576           $        245             $        211,500

Donald J. Kirk                 $        1,823        $        588           $        250             $        211,500

Peter S. Lynch**               $        0            $        0             $        0               $        0

William O. McCoy****           $        1,799        $        581           $        247             $        214,500

Gerald C. McDonough            $        2,211        $        714           $        304             $        264,500

Marvin L. Mann                 $        1,775        $        572           $        243             $        214,500

Robert C. Pozen**              $        0            $        0             $        0               $        0

Thomas R. Williams             $        1,799        $        580           $        247             $        214,500


* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.
**        Interested Trustees of the funds and Mr. Burkhead are
compensated by FMR.
***        Mr. Gates was elected to the Board of Trustees of Newbury
Street Trust on May 9, 1997
****        Mr. McCoy was elected to the Board of Trustees of Newbury
Street on May 9, 1997
A        Compensation figures include cash, amounts required to be
deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows:
Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William
O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.
B        Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of
Trustees.
C        The following amounts are required to be deferred by each
non-interested Trustee: Ralph F. Cox, $806; Phyllis Burke Davis, $806; Robert M. Gates, $806; E. Bradley Jones, $806; Donald J. Kirk, $806; William O. McCoy, $806; Gerald C. McDonough, $940; Marvin L. Mann, $806; and Thomas R. Williams, $806.
   D     Certain of the non-interested Trustees' aggregate
compensation from a fund includes accrued voluntary deferred
compensation as follows:    Thomas R. Williams, $684, Prime Fund.
Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
As of    October 31, 1998    , the Trustees, Members of the Advisory
Board, and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.
As of    October 31, 1998    , the following owned of record or
beneficially 5% or more (up to and including 25%) of each class's outstanding shares:
   Prime Fund-Daily Money Class: Lincoln Financial Advisors, Fort Wayne, IN (6.04%); Commonwealth Equity Services, Waltham, MA
(5.98%).
   Prime Fund-Capital Reserves Class: Muriel Siebert & Co., Inc., New York, NY (11.46%); Commonwealth Equity Services, Waltham, MA (9.47%); Securities America, Inc., Omaha, NE (9.12%); H.D. Vest Investment Securities Inc., Irving, TX (6.92%); MML Investors Services Inc., Springfield, MA (6.15%).
   Treasury Fund-Capital Reserves Class: Muriel Siebert & Co., Inc., New York, NY (5.93%); Securities America, Inc., Omaha, NE (5.42%).
   Treasury Fund-Advisor B Class: Advantage Capital Corp., Houston, TX
(22.21%).
   Treasury Fund-Advisor C Class: Everen Securities Inc., Chicago, IL (17.73%); Investors Capital Corp., Lynnfield, MA (16.86%); Boone County National Bank, Columbia, MO (6.05%).
   Tax-Exempt Fund-Daily Money Class: Chase Bank of Texas, Houston, TX (8.53%); Lincoln Financial Advisors, Fort Wayne, IN (6.31%); First National Bank of Maryland, Baltimore, MD (5.74%).
   Tax-Exempt Fund-Capital Reserves Class: Securities America, Inc., Omaha, NE (17.63%); Commonwealth Equity Services, Waltham, MA (12.81%); Muriel Siebert & Co., Inc., New York, NY (12.00%); Offerman & Co., Minneapolis, MN (6.05%); MML Investors Services Inc., Springfield, MA (5.80%).
As of    October 31    , 1998   ,     approximately    34.62% and
26.94 % of Treasury Fund's total outstanding shares were held by First Union National Bank, Charlotte, NC and Chase Bank of Texas,
Houston, TX, respectively.
A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. CONTROL OF INVESTMENT ADVISERS
FMR Corp., organized in 1972, is the ultimate parent company of FMR and FIMM. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
MANAGEMENT CONTRACTS
Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.
MANAGEMENT SERVICES. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.
MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, and pricing and bookkeeping agent, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. MANAGEMENT FEES. For the services of FMR under each management contract, each fund pays FMR a monthly management fee at the annual rate of 0.25% of the fund's average net assets throughout the month. The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund             Fiscal Years Ended  Management Fees        Paid to
                                     FMR(dagger)

Prime Fund       10/31/98               $ 12,530,658

                 10/31/97               $ 9,982,329

                 10/31/96*              $ 3,212,443

                 7/31/96                $ 12,172,452

Treasury Fund    10/31/98               $ 4,006,033

                 10/31/97               $ 5,998,124

                 10/31/96*              $ 2,327,773

                 7/31/96                $ 10,004,781

Tax-Exempt Fund  10/31/98               $ 1,697,118

                 10/31/97               $ 1,851,325

                 10/31/96               $ 2,607,230

* For the period August 1, 1996 through October 31, 1996. The fiscal year-end of Prime Fund and Treasury Fund changed from July 31 to October 31 in October 1996.
(dagger)        On May 31, 1997, FMR reduced the management fee rate
paid by Prime Fund, Treasury Fund, and Tax-Exempt Fund from 0.50% to
0.25%.
FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses), which is subject to revision or termination. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase a class's total returns and yield, and repayment of the reimbursement by a class will lower its total returns and yield.
During the past three fiscal periods, FMR voluntarily agreed to reimburse Daily Money Class, Capital Reserves Class, Advisor B Class and Advisor C Class, if and to the extent that its aggregate operating expenses, including management fees, were in excess of an annual rate of its average net assets. The tables below show the periods of reimbursement and levels of expense limitations; the dollar amount of management fees incurred under each fund's contract before reimbursement; and the dollar amount of management fees reimbursed by FMR under the expense reimbursement for each period.

               Aggregate                 Fiscal Years                  Management            Amount of
                      Operating                 Ended        October   Fee Before                   Management
                      Expense            31,                                  Reimbursement  Fee
                      Limitation                                                                    Reimbursement

Prime          0.90%                     1998                          $                     $
Fund                                                                      12,530,65             2,200,283
-                                                                         8
       Capita
l
Reserv
es
Class

               Aggregate                 Fiscal Years                  Management            Amount of
                      Operating                 Ended        October   Fee Before                   Management
                      Expense            31,                                  Reimbursement  Fee
                      Limitation                                                                    Reimbursement

Prime          0.65%                     1998                          $                     $
Fund                                                                      12,530,65             3,248,969
-                                                                         8
       Daily
Mone
y
Class

                                         1997                          $                     $
                                                                              9,982,329             2,609,321

                                         1996*                         $                     $        819,006
                                                                              3,212,443

                                         July 31, 1996                 $                     $
                                                                              12,172,45             2,935,819
                                                                       2



               Aggregate                 Fiscal Years                   Management           Amount of
                      Operating                 Ended        October   Fee Before                   Management
                      Expense            31,                                  Reimbursement  Fee
                      Limitation                                                                    Reimbursement

Treasu         0.90%                     1998                          $                     $    350,189
ry                                                                        4,006,033
Fund
-
       Capita
l
Reserv
es
Class

               Aggregate                 Fiscal Years                  Management            Amount of
                      Operating                 Ended        October   Fee Before                   Management
                      Expense            31,                                  Reimbursement  Fee
                      Limitation                                                                    Reimbursement

Treasu         0.65%                     1998                          $                     $
ry                                                                        4,006,033             1,392,964
Fund
-
       Daily
Mone
y
Class

                                         1997                          $                     $
                                                                              5,998,124             1,340,816

                                         1996*                         $                     $        169,465
                                                                              2,327,773

                                         July 31, 1996                 $                     $        910,404
                                                                              10,004,78
                                                                       1





                  Periods of    To             Aggregate   Fiscal Years                  Management Fee   Amount of
                  Expense                      Operating   Ended October                 Before           Management
                  Limitation                   Expense     31,                           Reimbursement    Fee
                   From                        Limitation
Reimbursement

Treasury Fund -   January 1,    --             1.40%       1998                          $ 4,006,033      $ 67,651
Advisor B Class   1997

                                                           1997                          $ 5,998,124      $ 69,692

                  July 1, 1994  December 31,   1.35%       1996*                         $ 2,327,773      $ 23,973
                                1996

                                                           July 31, 1996                 $ 10,004,781     $ 59,376





                        Aggregate Operating   Fiscal Years Ended       Management Fee               Amount of
                        Expense Limitation    October 31,              Before Reimbursement         Management Fee
                                                                                                    Reimbursement

Treasury Fund -         1.40%                 1998**                   $ 4,006,033                  $ 42,191
Advisor C Class

                        Aggregate Operating   Fiscal Years Ended       Management Fee               Amount of
                        Expense Limitation    October 31,              Before Reimbursement         Management Fee
                                                                                                    Reimbursement

Tax-Exempt Fund -       0.90%                 1998                     $ 1,697,118                  $ 257,199
Capital Reserves Class

                        Aggregate Operating   Fiscal Years Ended       Management Fee               Amount of
                        Expense Limitation    October 31,              Before Reimbursement         Management Fee
                                                                                                    Reimbursement

Tax-Exempt Fund -       0.65%                 1998                     $ 1,697,118                  $ 699,858
Daily Money Class

                                              1997                     $ 1,851,325                  $ 636,733

                                              1996                     $ 2,607,230                  $ 543,729


* For the period August 1, 1996 through October 31, 1996. The fiscal year-end of Prime Fund and Treasury Fund changed from July 31 to October 31 in October 1996.
**        For the period November 3, 1997 (commencement of sale of
Advisor C Class shares) through October 31, 1998.
SUB-ADVISERS. FMR has entered into a sub-advisory agreement with FIMM
pursuant to which FIMM has primary responsibility for    choosing
investments for the     funds. Previously, FMR Texas Inc. (FMR Texas)
had primary responsibility for providing investment management services to the funds. On January 23, 1998, FMR Texas was merged into FIMM, which succeeded to the operations of FMR Texas.
Under the terms of the sub-advisory agreements for Prime Fund, Treasury Fund, and Tax-Exempt Fund, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.
Fees paid to FMR Texas    and FIMM     by FMR on behalf of Prime Fund,
Treasury Fund, and Tax-Exempt Fund for the past three fiscal years are shown in the table below.

Fund             Fiscal Year Ended      Fees Paid to FIMM      Fees Paid to FMR Texas

Prime Fund               10/31/98*      $ 4,840,610            $    1,424,719

                         10/31/97       N/A                    $        3,257,703

                         10/31/96**     N/A                    $        900,563

                         7/31/96        N/A                    $        3,398,817

Treasury Fund            10/31/98*      $ 1,547,537            $    455,480

                         10/31/97       N/A                    $        1,691,929

                         10/31/96**     N/A                    $        521,771

                         7/31/96        N/A                    $        2,098,350

Tax-Exempt Fund          10/31/98*      $ 655,599              $    192,960

                         10/31/97       N/A                    $        584,482

                         10/31/96       N/A                    $        627,563


*        For the period January 23, 1998 through October 31, 1998, FMR paid fees to FIMM.
**        For the period August 1, 1996 through October 31, 1996. The fiscal year-end of Prime Fund and Treasury Fund changed from July 31 to October 31 in October 1996.
DISTRIBUTION SERVICES
Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
Sales charge revenues collected and retained by FDC for the past three fiscal years are shown in the table below.

                                          CDSC Revenue

                Fiscal Year        Ended  Amount Paid        to   Amount Retained
                                          FDC                     by FDC

Treasury Fund   October 31, 1998          $    290,208            $    290,208
- Advisor B
Class

                October 31, 1997          $        152,671        $        152,671

                October 31, 1996*         $        26,013         $        26,013

                July 31, 1996             $        33,539         $        33,539

Treasury Fund   October 31, 1998**        $    22,524             $    22,524
- Advisor C
Class


* For the period August 1, 1996 through October 31, 1996. The fiscal year-end of Treasury Fund changed from July 31 to October
    31 in October 1996.
**        For the period November 3, 1997 (commencement of sale of
Advisor C Class shares) through October 31, 1998.
The Trustees have approved Distribution and Service Plans on behalf of Capital Reserves Class and Daily Money Class of Prime Fund, Treasury Fund and Tax-Exempt Fund, and Advisor B Class, and Advisor C Class of Treasury Fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Capital Reserves Class,
Daily Money Class, Advisor B Class (Class B), and Advisor C Class (Class C) of the funds and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.
Pursuant to    the     Capital Reserves Class Plan    for each of
Prime Fund, Treasury Fund and Tax-Exempt Fund    , FDC is paid a
monthly 12b-1 fee at an annual rate of 0.50% of Capital Reserves Class's average net assets determined at the close of business on each day throughout the month.
   FDC may reallow to intermediaries, such as banks, broker-dealers and other service-providers, up to an annual rate of 0.50% of the average net assets they maintain, for providing services intended to result in the sale of Capital Reserves Class shares and/or shareholder support services.
Pursuant to    the     Daily Money Class Plan    for each of Prime
Fund, Treasury Fund and Tax-Exempt Fund    , FDC is paid a monthly
12b-1 fee at an annual rate of 0.25% of Daily Money Class's average net assets determined at the close of business on each day throughout the month.
   FDC may reallow to intermediaries, such as banks, broker-dealers and other service-providers, up to an annual rate of 0.25% of the average net assets they maintain, for providing services intended to result in the sale of Daily Money Class shares and/or shareholder support services. Intermediaries that maintain an aggregate balance of at least $50,000 in Daily Money Class shares are eligible for compensation.
Pursuant to the Class B Plan, FDC is paid a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of Class B's average net assets determined at the close of business on each day throughout the month. Class B also pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of its average net assets determined at the close of business on each day throughout the month.
Currently, FDC retains the full amount of 12b-1 (distribution) fees paid by Class B as compensation for providing services intended to result in the sale of Class B shares, and FDC may reallow up to the full amount of 12b-1 (service) fees paid by Class B to intermediaries, such as banks, broker-dealers and other service-providers for providing shareholder support services.
Pursuant to the Class C Plan, FDC is paid a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of Class C's average net assets determined at the close of business on each day throughout the month. Class C also pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of its average net assets determined at the close of business on each day throughout the month.
Currently and except as provided below, for the first year of investment, FDC retains the full amount of 12b-1 (distribution) fees paid by Class C as compensation for providing services intended to result in the sale of Class C shares and retains the full-amount of 12b-1 (service) fees paid by Class C for providing shareholder support services. Normally, after the first year of investment, FDC may reallow up to the full amount of 12b-1 (distribution) fees paid by Class C to intermediaries, such as banks, broker-dealers and other service-providers for providing services intended to result in the sale of Class C shares, and may reallow up to the full amount of 12b-1 (service) fees paid by Class C to intermediaries for providing shareholder support services. For purchases of Class C shares made for an employee benefit plan (including 403(b) programs, but otherwise as
defined in ERISA) or through reinvest   ment of     dividends or
capital gain   s     distributions, during the first year of
investment and thereafter, FDC may reallow up to the full amount of 12b-1 (distribution) fees paid by such Class C shares to intermediaries for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of 12b-1 (service) fees paid by such Class C shares to intermediaries for providing shareholder support services.
For the fiscal year ended October 31, 1998, Capital Reserves Class
paid FDC 12b-1 fees of $   12,546,290    , of which FDC paid
$   12,366,299     to intermediaries and retained $   179,991    .
Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.
For the fiscal year ended October 31, 1998, Daily Money Class paid FDC
12b-1 fees of $   11,834,557    , of which FDC paid $   11,509,090
to intermediaries and retained $   325,467    . Amounts retained by
FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.
For the fiscal year ended October 31, 1998, Class B paid FDC 12b-1
(distribution) fees of $   336,532    , of which FDC paid
$   12,401     to intermediaries and retained $   324,131    . These
amounts are retained by FDC for use in its capacity as distributor.
In addition, for the fiscal year ended October 31, 1998, Class B paid
FDC 12b-1 (service) fees of $   95,642    , of which FDC paid
$   95,235     to intermediaries and retained $   317    . Amounts
retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.
For the fiscal year ended October 31, 1998, Class C paid FDC 12b-1
(distribution) fees of $   54,206    , of which FDC paid $   0     to
intermediaries and retained $   54,206    . Amounts retained by FDC
represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.
In addition, for the fiscal year ended October 31, 1998, Class C paid
FDC 12b-1 (service) fees of $   18,068    , of which FDC paid
$   393     to intermediaries and retained $   17,675    . Amounts
retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.
Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to
result in the sale of    Daily Money Class, Capital Reserves Class,
Class B, and Class C     shares and/or shareholder support services,
including payments made to intermediaries that provide those services.
Currently, the Board of Trustees has authorized such payments    for
Daily Money Class, Capital Reserves Class, Class B, and Class C
shares    .
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each fund and its shareholders. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
Each Plan does not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities. The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
TRANSFER AND SERVICE AGENT AGREEMENTS
Each class of Prime Fund and Treasury Fund has entered into a transfer agent agreement with FIIOC, an affiliate of FMR. Under the terms of the agreements, FIIOC performs transfer agency, dividend disbursing, and shareholder services for each class of each fund.
Each class of Tax-Exempt Fund has entered into a transfer agent agreement with UMB, which is located at 1010 Grand Avenue, Kansas
City, Missouri. Under the terms of the agreements, UMB provides transfer agency, dividend disbursing, and shareholder services for each class of the fund. UMB in turn has entered into a sub-transfer agent agreement with FIIOC. Under the terms of the sub-agreement, FIIOC performs all processing activities associated with providing these services for each class of the fund and receives all related transfer agency fees paid to UMB.
For providing transfer agency services, FIIOC receives an asset-based fee paid monthly with respect to each account in a fund.
FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
Prime Fund and Treasury Fund have also entered into service agent agreements with FSC, an affiliate of FMR. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund and maintains each fund's portfolio and general accounting records.
Tax-Exempt Fund has also entered into a service agent agreement with UMB. Under the terms of the agreement, UMB provides pricing and bookkeeping services for the fund. UMB in turn has entered into a sub-service agent agreement with FSC. Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each class of the fund and maintaining the fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to UMB.
For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month. The annual fee rates for pricing and bookkeeping services are
 .0175% for money market funds of the first $500 million of average net assets and .0075% for money market funds of average net assets in excess of $500 million. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $40,000 and a maximum of $800,000 per year.
Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.

Fund           1998               1997               1996               1996

Prime Fund     $    430,180    *  $        240,888*  $        60,667**  $        233,579***

Treasury Fund  $    171,942    *  $        160,798*  $        47,493**  $        200,897***

Tax-Exempt     $    126,054    *  $        100,283*  $        107,140*  N/A
Fund


*        Year ended October 31
**        For the period August 1, 1996 through October 31, 1996. The fiscal year-end of Prime Fund and Treasury Fund changed from July 31 to October 31 in October 1996.
***        Year ended July 31
DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Prime Fund, Treasury Fund, and Tax-Exempt Fund are funds of Newbury Street Trust, an open-end management investment company organized as a Delaware business trust on June 20, 1991. On May 30, 1997, Newbury Street Trust changed its name from Daily Tax-Exempt Money Fund to Newbury Street Trust. Currently, there are three funds in Newbury Street Trust: Prime Fund, Treasury Fund, and Tax-Exempt Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.
SHAREHOLDER LIABILITY. The trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.
The shares have no preemptive or for Capital Reserves Class, Daily Money Class and Advisor C Class shares, conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.
The trust or any of its funds may be terminated upon the sale of its assets to another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by a vote of shareholders. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution. Under the Trust Instrument, the Trustees may, without shareholder vote, in order to change the form of organization of the trust cause the trust to merge or consolidate with one or more trusts, partnerships, associations, limited liability companies or corporations, as long as the surviving entity is an open-end management investment company, or is a fund thereof, that will succeed to or assume the trust's registration statement, or cause the trust to incorporate under Delaware law.
CUSTODIAN. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of Prime Fund and Treasury Fund (the taxable funds). UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of the Tax-Exempt Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Chase Manhattan Bank, headquartered in New York, also may serve as special purpose custodian of certain assets of the taxable funds in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR.    PricewaterhouseCoopers LLP, One Post Office Square,
Boston, Massachusetts     serves as the trust's independent
accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the fiscal year ended October 31, 1998, and reports of the auditors, are included in the funds' Annual Report and are incorporated herein by reference.
APPENDIX
Fidelity, Fidelity Investments, Fidelity Investments & (Pyramid)
Design, the Pyramid Design   , and Magellan     are registered
trademarks of FMR Corp.
   The third party marks appearing above are the marks of their respective owners.
 Newbury Street Trust
PART C. OTHER INFORMATION
Item 23.  Exhibits
(a) (1) Trust Instrument for Daily Tax-Exempt Money Fund II, dated June 20, 1991 is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 20.
 (2) Certificate of Trust for Daily Tax-Exempt Money Fund II, dated June 20, 1991, is incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 17.
 (3) Certificate of Amendment of Daily Tax-Exempt Money Fund II to Daily Tax-Exempt Money Fund, dated January 29, 1992 is incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 26.
 (4) Supplement to Trust Instrument of Daily Tax-Exempt Money Fund, dated March 31, 1997, is incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 29.
 (5) Certificate of Amendment of Daily Tax-Exempt Money Fund to Newbury Street Trust is incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 30.
(b) ByLaws of the Trust as amended and dated May 19, 1994, are incorporated herein by reference to Exhibit 2(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
(c)  Not applicable.
(d) (1) Management Contract dated May 30, 1997, between Newbury Street Trust, on behalf of Treasury Fund, and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 32.
 (2) Sub-Advisory Agreement dated December 30, 1991, between Fidelity Management & Research Co. and FMR Texas Inc. (with respect to Daily Tax-Exempt Money Fund II (currently known as Tax-Exempt Fund)) is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 25.
 (3) Management Contract dated May 30, 1997, between Newbury Street Trust, on behalf of Prime Fund, and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 32.
 (4) Management Contract dated May 30, 1997 between Newbury Street Trust, on behalf of Tax-Exempt Fund, and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 32.
 (5) Sub-Advisory Agreement dated May 30, 1997, between FMR Texas Inc. and Fidelity Management & Research Company, on behalf of Prime Fund is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 32.
 (6) Sub-Advisory Agreement dated May 30, 1997, between FMR Texas Inc. and Fidelity Management & Research Company, on behalf of Treasury Fund is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 32.
(e) (1) Form of General Distribution Agreement between Newbury Street Trust, on behalf of Prime Fund, and Fidelity Distributors Corporation is filed herein as Exhibit e(1).
 (2) Form of General Distribution Agreement between Newbury Street Trust, on behalf of Treasury Fund, and Fidelity Distributors Corporation is filed herein as Exhibit e(2).
 (3) Form of General Distribution Agreement between Newbury Street Trust, on behalf of Tax-Exempt Fund, and Fidelity Distributors Corporation is filed herein as Exhibit e(3).
 (4) Form of Selling Dealer Agreement for Bank Related Transactions (most recently revised January, 1997) is filed herein as Exhibit e(4).
 (5) Form of Selling Dealer Agreement (most recently revised January,
1997) is filed herein as Exhibit e(5).
 (6) Form of Bank Agency Agreement (most recently revised January,
1997) is filed herein as Exhibit e(6).
 (7) Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to shares of Daily Tax-Exempt Money Fund (currently known as Tax-Exempt Fund) is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 25.
 (8) Service Contract (Administrative and Recordkeeping Services Only) between Fidelity Distributors Corporation and "Qualified Recipients" with respect to shares of Daily Tax-Exempt Money Fund (currently known as Tax-Exempt Fund) is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 25.
 (9) Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to shares of U.S. Treasury Portfolio (currently known as Treasury Fund) and Money Market Portfolio (currently known as Prime Fund) is incorporated herein by reference as Exhibit 6(g) of Daily Money Fund's Post-Effective Amendment No. 34.
 (10) Service Contract (Administrative and Recordkeeping Services
Only) between Fidelity Distributors Corporation and "Qualified Recipients" with respect to shares of U.S. Treasury Portfolio (currently known as Treasury Fund) and Money Market Portfolio (currently known as Prime Fund) is incorporated herein by reference as
Exhibit 6(h) of Daily Money Fund's Post-Effective Amendment No. 34.
 (11) Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Capital Reserves Class shares of Prime Fund, Tax-Exempt Fund and Treasury Fund is incorporated herein by reference to Exhibit 6(m) of Post-Effective Amendment No. 32.
 (12) Service Contract (Administrative and Recordkeeping Services
Only) between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Capital Reserves Class shares of Prime Fund, Tax-Exempt Fund and Treasury Fund is incorporated herein by reference to Exhibit 6(n) of Post-Effective Amendment No. 32.
(f) (1) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
 (2) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
(g) (1) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and Newbury Street Trust on behalf of Prime Fund and Treasury Fund is incorporated herein by reference to
Exhibit 8(a) of Fidelity Hereford Street Trust's Post-Effective Amendment No. 4 (File No. 33-52577).
 (2) Appendix A, dated June 18, 1998, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Newbury Street Trust on behalf of Prime Fund and Treasury Fund is incorporated herein by reference to Exhibit 8(b) of Fidelity Boston Street Trust's Post-Effective Amendment No. 22 (File No. 33-17704).
 (3) Appendix B, dated June 18, 1998, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Newbury Street Trust on behalf of Prime Fund and Treasury Fund is incorporated herein by reference to Exhibit 8(c) of Fidelity Boston Street Trust's Post-Effective Amendment No. 22 (File No. 33-17704).
  (4) Custodian Agreement, Appendix B, and Appendix C, dated December 1, 1994, between UMB Bank, n.a. and Newbury Street Trust on behalf of Tax-Exempt Fund is incorporated herein by reference to Exhibit 8 of Fidelity California Municipal Trust's Post-Effective Amendment No. 28 (File No. 2-83367).
 (5) Appendix A, dated September 18, 1997, to the Custodian Agreement, dated December 1, 1994, between UMB Bank, n.a. and Newbury Street Trust on behalf of Tax-Exempt Fund is incorporated herein by reference to Exhibit 8(b) of Fidelity Municipal Trust II's Post-Effective Amendment No. 17 (File No. 33-43986).
 (6) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Fidelity Funds, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolio's Post-Effective Amendment No. 31.
 (7) Schedule 1 to the Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Fidelity Funds is incorporated herein by reference to Exhibit 8(e) of Daily Money Fund's Post-Effective Amendment No 31.
 (8) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Fidelity Funds is incorporated herein by reference to Exhibit 8(f) of Daily Money Fund's Post-Effective Amendment No. 31.
 (9) Joint Trading Account Custody Agreement between the The Bank of New York and the Fidelity Funds is incorporated herein by reference to
Exhibit 8(h) of Daily Money Fund's Post-Effective Amendment No. 31.
 (10) First Amendment to Joint Trading Account Custody Agreement between the The Bank of New York and the Fidelity Funds is incorporated herein by reference to Exhibit 8(i) of Daily Money Fund's Post-Effective Amendment No. 31.
(h)  Not applicable.
(i)  Not applicable.
(j) Consent of PricewaterhouseCoopers LLP, dated December 23, 1998 is filed herein as Exhibit j(1).
(k)  Not applicable.
(l)  Not applicable.
(m) (1) Distribution and Service Plan for Treasury Fund: Advisor C Class is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 33.
 (2) Distribution and Service Plan for Treasury Fund: Daily Money Class is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No 29.
 (3) Distribution and Service Plan for Treasury Fund: Capital Reserves Class is incorporated herein by reference to Exhibit 15(c) of Post-Effective Amendment No. 32.
 (4) Distribution and Service Plan for Treasury Fund: Advisor B Class is incorporated herein by reference to Exhibit 15(d) of Post-Effective Amendment No. 29.
 (5) Distribution and Service Plan for Prime Fund: Daily Money Class is incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No. 29.
 (6) Distribution and Service Plan for Prime Fund: Capital Reserves Class is incorporated herein by reference to Exhibit 15(f) of Post-Effective Amendment No. 32.
 (7) Distribution and Service Plan for Tax-Exempt Fund: Daily Money Class is incorporated herein by reference to Exhibit 15(c) of Post-Effective Amendment No. 29.
 (8) Distribution and Service Plan for Tax-Exempt: Capital Reserves Class is incorporated herein by reference to Exhibit 15(h) of Post-Effective Amendment No. 32.
(n)  Financial Data Schedules for the funds are filed herein as
Exhibit 27.
(o) Rule 18f-3 Plan on behalf of Prime Fund, Treasury Fund and Tax-Exempt Fund, dated September 18, 1997 is incorporated herein by reference to Exhibit 18 of Post-Effective Amendment No. 33.
Item 24. Trusts Controlled by or under Common Control with this Trust The Board of Trustees of the Trust is the same as the board of other
Fidelity funds, each of which has Fidelity Management and Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity Funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.
Item 25.  Indemnification
 Pursuant to Del. Code Ann. title 12 (sub-section) 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.
 Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify FIIOC for FIIOC's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Fund for the same events. Under the Transfer Agency Agreement, the Trust agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder which names the Transfer Agent and/or the Trust as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Trust, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 26. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
    82 Devonshire Street, Boston, MA 02109
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d       Chairman of the Board and Director of FMR; President
                           and Chief Executive Officer of FMR Corp.; Chairman
                           of the Board and Director of FMR Corp., Fidelity
                           Investments Money Management, Inc. (FIMM), Fidelity
                           Management & Research (U.K.) Inc. (FMR U.K.), and
                           Fidelity Management & Research (Far East) Inc. (FMR
                           Far East); Chairman of the Executive Committee of
                           FMR; Director of Fidelity Investments Japan Limited
                           (FIJ); President and Trustee of funds advised by FMR.



Robert C. Pozen            President and Director of FMR; Senior Vice President
                           and Trustee of funds advised by FMR; President and
                           Director of FIMM, FMR U.K., and FMR Far East;
                           Previously, General Counsel, Managing Director, and
                           Senior Vice President of FMR Corp.



Peter S. Lynch             Vice Chairman of the Board and Director of FMR.



John H. Carlson            Vice President of FMR and of funds advised by FMR.



Dwight D. Churchill        Senior Vice President of FMR and Vice President of
                           Bond Funds advised by FMR; Vice President of FIMM.



Brian Clancy               Vice President of FMR and Treasurer of FMR, FIMM,
                           FMR U.K., and FMR Far East.



Barry Coffman              Vice President of FMR.



Arieh Coll                 Vice President of FMR.



Frederic G. Corneel        Tax Counsel of FMR.



Stephen G. Manning         Assistant Treasurer of FMR, FIMM, FMR U.K., FMR
                           Far East; Vice President and Treasurer of FMR Corp.;
                           Treasurer of Strategic Advisers, Inc.



William Danoff             Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Scott E. DeSano            Vice President of FMR.



Penelope Dobkin            Vice President of FMR and of a fund advised by FMR.



Walter C. Donovan          Vice President of FMR.



Bettina Doulton            Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle          Vice President of FMR and of funds advised by FMR.



William R. Ebsworth        Vice President of FMR.



Richard B. Fentin          Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Gregory Fraser             Vice President of FMR and of a fund advised by FMR.



Jay Freedman               Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                           U.K., FMR Far East, and Strategic Advisers, Inc.;
                           Secretary of FIMM; Associate General Counsel FMR
                           Corp.



David L. Glancy            Vice President of FMR and of a fund advised by FMR.



Barry A. Greenfield        Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer             Senior Vice President of FMR and Vice President of
                           Money Market Funds advised by FMR; Vice President
                           of FIMM.



Bart A. Grenier            Senior Vice President of FMR; Vice President of
                           High-Income Funds advised by FMR.



Robert Haber               Vice President of FMR.



Richard C. Habermann       Senior Vice President of FMR; Vice President of funds
                           advised by FMR.



Fred L. Henning Jr.        Senior Vice President of FMR and Vice President of
                           Fixed-Income Funds advised by FMR.



Bruce T. Herring           Vice President of FMR.



Robert F. Hill             Vice President of FMR; Director of Technical Research.



Abigail P. Johnson         Senior Vice President of FMR and Vice President of
                           funds advised by FMR;  Director of FMR Corp.;
                           Associate Director and Senior Vice President of Equity
                           Funds advised by FMR.



David B. Jones             Vice President of FMR.



Steven Kaye                Vice President of FMR and of a fund advised by FMR.



Francis V. Knox            Vice President of FMR; Compliance Officer of FMR
                           U.K.



Harris Leviton             Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis          Vice President of FMR and of funds advised by FMR.



Richard R. Mace Jr.        Vice President of FMR and of funds advised by FMR.



Charles A. Mangum          Vice President of FMR and of a fund advised by FMR.



Kevin McCarey              Vice President of FMR and of a fund advised by FMR.



Neal P. Miller             Vice President of FMR.



Jacques Perold             Vice President of FMR.



Alan Radlo                 Vice President of FMR.



Eric D. Roiter             Senior Vice President and General Counsel of FMR and
                           Secretary of funds advised by FMR.



Lee H. Sandwen             Vice President of FMR.



Patricia A. Satterthwaite  Vice President of FMR and of a fund advised by FMR.



Fergus Shiel               Vice President of FMR.



Richard A. Silver          Vice President of FMR.



Carol A. Smith-Fachetti    Vice President of FMR.



Steven J. Snider           Vice President of FMR and of funds advised by FMR.



Thomas T. Soviero          Vice President of FMR and of a fund advised by FMR.



Richard Spillane           Senior Vice President of FMR; Associate Director and
                           Senior Vice President of Equity Funds advised by FMR;
                           Previously, Senior Vice President and Director of
                           Operations and Compliance of FMR U.K.



Thomas M. Sprague          Vice President of FMR and of funds advised by FMR.



Robert E. Stansky          Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Scott D. Stewart           Vice President of FMR.



Thomas Sweeney             Vice President of FMR.



Beth F. Terrana            Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Yoko Tilley                Vice President of FMR.



Joel C. Tillinghast        Vice President of FMR and of a fund advised by FMR.



Robert Tuckett             Vice President of FMR.



Jennifer Uhrig             Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden     Senior Vice President of FMR and Vice President of
                           funds advised by FMR; Director of FMR Corp.



Steven S. Wymer            Vice President of FMR and of a fund advised by FMR.




(4)  FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)
    Contra Way, Merrimack, NH 03054
 FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d  Chairman of the Board and Director of FIMM,
                      FMR, FMR Corp., FMR Far East, and FMR
                      U.K.; Chairman of the Executive Committee of
                      FMR; President and Chief Executive Officer of FMR Corp.; Director of Fidelity Investments Japan Limited (FIJ); President and Trustee of funds advised by FMR.



Robert C. Pozen       President and Director of FMR; Senior Vice
                      President and Trustee of funds advised by FMR;
                      President and Director of FIMM, FMR U.K., and
                      FMR Far East; Previously, General Counsel,
                      Managing Director, and Senior Vice President of
                      FMR Corp.



Fred L. Henning Jr.   Senior Vice President of FIMM; Senior Vice
                      President of FMR and Vice President of
                      Fixed-Income Funds advised by FMR.



Boyce I. Greer        Vice President of FIMM; Senior Vice President
                      of FMR and Vice President of Money Market
                      Funds advised by FMR.



Dwight D. Churchill   Vice President of FIMM; Senior Vice President
                      of FMR and Vice President of Bond Funds
                      advised by FMR.



Brian Clancy          Treasurer of FIMM, FMR Far East, FMR U.K.,
                      and FMR and Vice President of FMR.



Jay Freedman          Secretary of FIMM; Clerk of FMR U.K., FMR
                      Far East, FMR Corp. and Strategic Advisers,
                      Inc.; Assistant Clerk of FMR; Secretary of
                      FIMM; Associate General Counsel FMR Corp.



Stephen G. Manning    Assistant Treasurer of FIMM, FMR U.K., FMR
                      Far East, and FMR; Vice President and Treasurer of FMR Corp.; Treasurer of Strategic Advisers,
                      Inc.

Item 27. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.
(b)

Name and Principal  Positions and Offices  Positions and Offices

Business Address*   with Underwriter       with Fund

Edward C. Johnson 3d  Director                  Trustee and President

Michael Mlinac        Director                  None

James Curvey          Director                  None

Martha B. Willis      President                 None

Eric D. Roiter        Senior Vice President     Secretary

Caron Ketchum         Treasurer and Controller  None

Gary Greenstein       Assistant Treasurer       None

Jay Freedman          Assistant Clerk           None

Linda Holland         Compliance Officer        None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 28. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc., or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodian: The Bank of New York, 110 Washington Street, New York, N.Y. or UMB Bank, n.a., 1010 Grand Avenue, Kansas City, MO.
Item 29.  Management Services
 Not applicable.
Item 30.  Undertakings
 Not applicable.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 37 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 23rd day of December 1998.
      NEWBURY STREET TRUST
      By /s/Edward C. Johnson 3d          (dagger)
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
       (Signature)  (Title)  (Date)


/s/Edward C. Johnson 3d  (dagger)  President and Trustee          December 23, 1998

Edward C. Johnson 3d               (Principal Executive Officer)



/s/Richard A. Silver               Treasurer                      December 23, 1998

Richard A. Silver



/s/Robert C. Pozen                 Trustee                        December 23, 1998

Robert C. Pozen



/s/Ralph F. Cox                 *  Trustee                        December 23, 1998

Ralph F. Cox



/s/Phyllis Burke Davis      *      Trustee                        December 23, 1998

Phyllis Burke Davis



/s/Robert M. Gates           **    Trustee                        December 23, 1998

Robert M. Gates



/s/E. Bradley Jones           *    Trustee                        December 23, 1998

E. Bradley Jones



/s/Donald J. Kirk               *  Trustee                        December 23, 1998

Donald J. Kirk



/s/Peter S. Lynch               *  Trustee                        December 23, 1998

Peter S. Lynch



/s/Marvin L. Mann            *     Trustee                        December 23, 1998

Marvin L. Mann



/s/William O. McCoy        *       Trustee                        December 23, 1998

William O. McCoy



/s/Gerald C. McDonough  *          Trustee                        December 23, 1998

Gerald C. McDonough



/s/Thomas R. Williams       *      Trustee                        December 23, 1998

Thomas R. Williams




(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust          Fidelity Hereford Street Trust
Fidelity Advisor Series I               Fidelity Income Fund
Fidelity Advisor Series II              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series III             Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series IV              Fidelity Investment Trust
Fidelity Advisor Series V               Fidelity Magellan Fund
Fidelity Advisor Series VI              Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series VII             Fidelity Money Market Trust
Fidelity Advisor Series VIII            Fidelity Mt. Vernon Street Trust
Fidelity Beacon Street Trust            Fidelity Municipal Trust
Fidelity Boston Street Trust            Fidelity Municipal Trust II
Fidelity California Municipal Trust     Fidelity New York Municipal Trust
Fidelity California Municipal Trust II  Fidelity New York Municipal Trust II
Fidelity Capital Trust                  Fidelity Phillips Street Trust
Fidelity Charles Street Trust           Fidelity Puritan Trust
Fidelity Commonwealth Trust             Fidelity Revere Street Trust
Fidelity Concord Street Trust           Fidelity School Street Trust
Fidelity Congress Street Fund           Fidelity Securities Fund
Fidelity Contrafund                     Fidelity Select Portfolios
Fidelity Corporate Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Court Street Trust             Fidelity Summer Street Trust
Fidelity Court Street Trust II          Fidelity Trend Fund
Fidelity Covington Trust                Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Daily Money Fund               Fidelity U.S. Investments-Government Securities
Fidelity Destiny Portfolios                Fund, L.P.
Fidelity Deutsche Mark Performance      Fidelity Union Street Trust
  Portfolio, L.P.                       Fidelity Union Street Trust II
Fidelity Devonshire Trust               Fidelity Yen Performance Portfolio, L.P.
Fidelity Exchange Fund                  Newbury Street Trust
Fidelity Financial Trust                Variable Insurance Products Fund
Fidelity Fixed-Income Trust             Variable Insurance Products Fund II
Fidelity Government Securities Fund     Variable Insurance Products Fund III
Fidelity Hastings Street Trust


in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d_  July 17, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust          Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund           Fidelity Hastings Street Trust
Fidelity Advisor Series I               Fidelity Hereford Street Trust
Fidelity Advisor Series II              Fidelity Income Fund
Fidelity Advisor Series III             Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V               Fidelity Institutional Trust
Fidelity Advisor Series VI              Fidelity Investment Trust
Fidelity Advisor Series VII             Fidelity Magellan Fund
Fidelity Advisor Series VIII            Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust            Fidelity Money Market Trust
Fidelity Boston Street Trust            Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust     Fidelity Municipal Trust
Fidelity California Municipal Trust II  Fidelity Municipal Trust II
Fidelity Capital Trust                  Fidelity New York Municipal Trust
Fidelity Charles Street Trust           Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust             Fidelity Phillips Street Trust
Fidelity Congress Street Fund           Fidelity Puritan Trust
Fidelity Contrafund                     Fidelity Revere Street Trust
Fidelity Corporate Trust                Fidelity School Street Trust
Fidelity Court Street Trust             Fidelity Securities Fund
Fidelity Court Street Trust II          Fidelity Select Portfolios
Fidelity Covington Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund               Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund          Fidelity Trend Fund
Fidelity Destiny Portfolios             Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance      Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                          Fund, L.P.
Fidelity Devonshire Trust               Fidelity Union Street Trust
Fidelity Exchange Fund                  Fidelity Union Street Trust II
Fidelity Financial Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust             Variable Insurance Products Fund
                                        Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________   /s/Peter S. Lynch________________

Edward C. Johnson 3d                 Peter S. Lynch




/s/J. Gary Burkhead_______________   /s/William O. McCoy______________

J. Gary Burkhead                     William O. McCoy


/s/Ralph F. Cox __________________  /s/Gerald C. McDonough___________

Ralph F. Cox                        Gerald C. McDonough


/s/Phyllis Burke Davis_____________  /s/Marvin L. Mann________________

Phyllis Burke Davis                  Marvin L. Mann


/s/E. Bradley Jones________________  /s/Thomas R. Williams ____________

E. Bradley Jones                     Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk



POWER OF ATTORNEY
 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust          Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund           Fidelity Hastings Street Trust
Fidelity Advisor Series I               Fidelity Hereford Street Trust
Fidelity Advisor Series II              Fidelity Income Fund
Fidelity Advisor Series III             Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V               Fidelity Institutional Trust
Fidelity Advisor Series VI              Fidelity Investment Trust
Fidelity Advisor Series VII             Fidelity Magellan Fund
Fidelity Advisor Series VIII            Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust            Fidelity Money Market Trust
Fidelity Boston Street Trust            Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust     Fidelity Municipal Trust
Fidelity California Municipal Trust II  Fidelity Municipal Trust II
Fidelity Capital Trust                  Fidelity New York Municipal Trust
Fidelity Charles Street Trust           Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust             Fidelity Phillips Street Trust
Fidelity Congress Street Fund           Fidelity Puritan Trust
Fidelity Contrafund                     Fidelity Revere Street Trust
Fidelity Corporate Trust                Fidelity School Street Trust
Fidelity Court Street Trust             Fidelity Securities Fund
Fidelity Court Street Trust II          Fidelity Select Portfolios
Fidelity Covington Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund               Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund          Fidelity Trend Fund
Fidelity Destiny Portfolios             Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance      Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                          Fund, L.P.
Fidelity Devonshire Trust               Fidelity Union Street Trust
Fidelity Exchange Fund                  Fidelity Union Street Trust II
Fidelity Financial Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust             Variable Insurance Products Fund
                                        Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Robert M. Gates             March 6, 1997

Robert M. Gates